As filed with the Securities and Exchange Commission on January 2, 2020

Securities Act Registration No. 333-123290

Investment Company Act Reg. No. 811-21726

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 136	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 137	☒

(Check appropriate box or boxes.)

360 FUNDS

(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this post-effective amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Midwood Long/Short Equity Fund

Investor Class Shares*
Institutional Class Shares (Ticker Symbol: MDWDX)

 a series of the 360 Funds

PROSPECTUS
January 2, 2020

Advised by: Crow Point Partners, LLC 280 Summer Street, Suite M1 Boston, MA 02210 1-877-327-0757 www.crowpointfunds.com	Sub-advised by: Midwood Capital Management LLC 280 Summer Street, Suite M1 Boston, MA 02210

This Prospectus relates to two classes of shares (Investor Class and Institutional Class shares); for questions or for Shareholder Services, please call (877) 244-6235.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

*	Shares not currently offered for sale.

1

2

SUMMARY

Investment Objective. The Midwood Long/Short Equity Fund’s (the “Fund”) objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 16 of this prospectus.

Shareholder Fees (fees paid directly from your investment)

	Investor Class shares	Institutional Class shares
Redemption Fee on Shares Held Less Than 30 Days (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class shares	Institutional Class shares
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Total Other Expenses	1.78%	1.78%
Other Expenses	0.99%	0.99%
Dividend Expense, Interest Expense, Borrowing Costs and Brokerage Expenses on Securities Sold Short	0.79%	0.79%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	3.28%	3.03%
Fee Waivers and Expense Reimbursement	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	3.28%	3.03%

1.	Based on estimated amounts for the current fiscal year.

2.

Crow Point Partners, LLC (the “Adviser”) has entered into a written expense limitation agreement, through at least January 31, 2021, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 2.25% of the average daily net assets of each class of shares of the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

3

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Midwood Long/Short Equity Fund
Year	Investor	Institutional
1	$331	$306
3	$1,010	$936
5	$1,712	$1,591
10	$3,576	$3,346

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available for the Fund at this time.

Principal Investment Strategies of the Fund. The Fund employs a long-short investment strategy to attempt to achieve capital appreciation and manage risk by purchasing small-capitalization stocks believed to be undervalued and selling short small-capitalization stocks believed to be overvalued. Small-capitalization stocks are those companies with market capitalizations similar to companies in the Russell 2000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. The Adviser generally defines small-capitalization as between $152 million and $5 billion at the time of purchase. The Fund generally maintains a net long bias; however, it is anticipated that the Fund will have at least some short exposure at all times with a maximum of 75% of the Fund’s assets being shorted under normal market conditions.

A fundamental element of the Fund’s strategy is its focus generally on areas of the U.S. equities market with the greatest inefficiencies where extensive research and analysis can seek to generate superior long-run performance with an emphasis on small-capitalization companies. The Sub-Adviser believes that the small-cap segment of the U.S. equities market is subject to structural inefficiencies and that its value oriented, fundamental research driven approach can yield proprietary information and insights about these small companies, which can lead to attractive long-term investment returns for the Fund. Notwithstanding the Fund’s intent to focus primarily on small-cap stocks, the Fund may from time to time also take advantage of investment opportunities in mid-cap and large-cap companies.

The Sub-Adviser will seek to build a focused portfolio consistent with its intensive investment process. The Fund expects to hold a total of approximately 40 to 65 long and short positions, of which 10 to 15 will likely represent core long holdings. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Sub-Adviser is expecting the value of such securities to fall during the period of the Fund’s investment exposure.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in long and short positions of domestic equity securities. As part of meeting the 80% test, the Fund’s sub-adviser may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions. Similarly, as part of meeting the 80% test, the Fund may also invest in derivatives, such as options contracts and in other investment companies, including exchange traded funds (“ETFs”) that focus their investments on equity securities.

4

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks: As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary, and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Market Risk. Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

Equity Securities Risk. Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to anticipate accurately the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Sub-Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

Options Contracts Risk. Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser or Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser or Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

5

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including exchange-traded funds (“ETFs”), subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.

Cybersecurity Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks have occurred and will continue to occur. Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cybersecurity breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

6

Performance: The bar chart and table below reflect the past performance of Midwood Capital Partners, L.P. (the “Partnership”), a private fund managed with full investment authority by the Fund’s Sub-Adviser, and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated compared to a relevant market index. The Fund is managed in all material respects in a manner equivalent to the management of the Partnership. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the Partnership, and the Fund was created for reasons entirely unrelated to the establishment of a performance record. The performance of the Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operations. The Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the Fund prior to calendar year 2020 is measured from December 1, 2003, the inception of the Partnership, and is not the performance of the Fund. The Fund’s and the Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future either before or after taxes. All of the assets and liabilities of the Partnership are expected to be converted, based on their value on or about December 31, 2019, into the assets and liabilities of the Fund prior to commencement of operations of the Fund. Updated performance information is available at no cost by calling (877) 244-6235.

During the periods shown in the bar chart, the best performance for a quarter was 17.83% (for the quarter ended September 30, 2013). The worst performance for a quarter was (9.47%) (for the quarter ended September 30, 2015).

AVERAGE ANNUAL TOTAL RETURNS*

(For the periods ended December 31, 2018)

	Midwood Long/Short Equity Fund
Institutional Shares	1 Year	5 Years	10 Years
Return Before Taxes**	(5.76)%	1.36%	11.17%
Return After Taxes on Distributions	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A
Russell 2000 Total Return Index	(11.01)%	4.41%	11.97%
HFRI Equity Hedge (Total) Index	(7.14)%	2.27%	5.64%
BarclayHedge Equity Long/Short Index	(3.04)%	2.45%	4.81%

* After-tax returns are not provided because the Partnership’s tax treatment was different than that of a registered investment company.

** Average annual total returns shown for the Partnership are calculated using the expenses of a full fee paying limited partner account.

After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Russell 2000 Total Return Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. The HFRI Equity Hedge (Total) Index is an index of multi-strategy hedge fund investment managers who maintains positions both long and short in primarily equity and equity derivative securities. The BarclayHedge Equity Long/Short Index is a directional strategy involving equity-oriented investing on both the long and short sides of the market. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

7

Management. Crow Point Partners, LLC (the “Adviser”) is the Fund’s investment adviser. The Adviser has engaged Midwood Capital Management LLC (the “Sub-Adviser”) to act as the Fund’s sub-adviser and manage the Fund’s portfolio. The Sub-Adviser’s investment advisory agreement was approved by the Board of Trustees of the Trust.

Portfolio Managers. David Cohen, Principal of the Sub-Adviser, serves as the Fund’s Portfolio Manager and is primarily responsible for the day-to-day management of the Fund. Mr. Cohen has served in this capacity since the Partnership’s inception (2003).

Purchase and Sale of Fund Shares. The minimum initial investment in the Investor Class and Institutional Class shares is $1,000 and $10,000, respectively, for regular accounts and the minimum subsequent investment is $100. Currently, the Investor Class of shares has not commenced operations. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, website, or through a financial intermediary and will be paid by ACH, check or wire transfer. The Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment. You can purchase or redeem shares directly from the Fund on any business day the New York Stock Exchange (“NYSE”) is open directly by calling the Fund at (877) 244-6235, where you may also obtain more information about purchasing or redeeming shares by mail, facsimile or bank wire. The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information. The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax deferred arrangements such as 401(k) plans or IRAs may be taxed later upon a withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

Investment Objective: The Fund’s objective is to achieve long-term capital appreciation. The Fund’s investment objective may be changed by the Fund’s Board of Trustees upon 60 days prior written notice to shareholders.

Principal Investment Strategies: The Fund employs a long-short investment strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed to be undervalued and selling short stocks believed to be overvalued. The Fund generally maintains a net long bias; however, it is anticipated that the Fund will have at least some short exposure at all times with a maximum of 75% of the Fund’s assets being shorted under normal market conditions.

A fundamental element of the Fund’s strategy is its focus generally on areas of the U.S. equities market with the greatest inefficiencies where extensive research and analysis can seek to generate superior long-run performance with an emphasis on small-capitalization companies. Small-capitalization stocks are those companies with market capitalizations similar to companies in the Russell 2000 Index. The size of the companies in the Index changes with market conditions and the composition of the Index. The Adviser generally defines small-capitalization as between $152 million and $5 billion at the time of purchase. The Sub-Adviser believes that the small-cap segment of the U.S. equities market is subject to structural inefficiencies and that its value oriented, fundamental research driven approach can yield proprietary information and insights about these small companies, which can lead to attractive long-term investment returns for the Fund. Notwithstanding the Fund’s intent to focus primarily on small-cap stocks, the Fund may from time to time also take advantage of investment opportunities in mid-cap and large-cap companies.

The Sub-Adviser will seek to build a focused portfolio consistent with its intensive investment process. The Fund expects to hold a total of approximately 40 to 65 long and short positions, of which 10 to 15 will likely represent core long holdings. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Sub-Adviser is expecting the value of such securities to fall during the period of the Fund’s investment exposure.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in long and short positions of domestic equity securities. As part of meeting the 80% test, the Fund’s sub-adviser may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions. Similarly, as part of meeting the 80% test, the Fund may also invest in other investment companies, including exchange traded funds (“ETFs”) that focus their investments on equity securities. This 80% test is a non-fundamental policy of the Fund and may be changed upon 60 days’ notice to shareholders of the Fund. The Fund may also invest in convertible debt, fixed income, and debt securities, both in United States and foreign securities markets.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which is inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities (generally between 3 months to ten years in duration), certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund will be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

9

Principal Investment Risks: All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that the Fund will achieve its objective. As with all mutual funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary, and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a complete investment program.

These risks could adversely affect the net asset value, total return and the value of a Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks.

Market Risk. Market risk, the risk that prices of securities will fluctuate because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The Fund may experience a substantial or complete loss on an individual stock over a short-term or long-term period. Additionally, prices of equity securities generally fluctuate more than those of other securities, such as debt securities.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Short Position Risk. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited; however, the Fund will be in compliance with Section 18(f) of the 1940 Act, to ensure that a Fund shareholder will not lose more than the amount invested in the Fund. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

Smaller Capitalization Risk. As compared to companies with larger market capitalizations, smaller capitalization companies may target narrower geographic regions, have shallower market penetrations, offer less diverse product or service lines, lack management depth, and, generally speaking, have fewer resources. There may also be less public information available about them. Moreover, the securities of such smaller companies are often less well known to the investment community and therefore have less market liquidity; as a result, their stock prices may be more volatile and react more strongly to changes in the marketplace. Generally, these risks increase as the size of a company’s market capitalization falls.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as options contracts to pursue its investment objective and to create economic leverage in the Fund, to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates, currency rates, etc., to change the effective duration of the Fund’s portfolio, to manage certain investment risks, and/or as a substitute for the purchase or sale of securities or currencies. The use of such derivatives may expose the Fund to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. If the Adviser or Sub-Adviser is incorrect about its expectations of market conditions, the use of derivatives also could result in a loss, which in some cases may be unlimited. Use of derivatives also may cause the Fund to be subject to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses. Certain risks are specific to the types of derivatives in which the Fund invests.

10

As an investment company registered with the SEC, the Fund must segregate liquid assets or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation. By segregating or “earmarking” assets equal to only its net obligations under cash-settled instruments, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional amount of the instruments. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

The SEC is reviewing its current guidance concerning the use of derivatives by registered investment companies, such as the Fund and may issue new guidance in the future. It is not clear whether or when such new guidance will be published or what the content of such guidance may be, though the SEC has proposed a new rule related to certain aspects of derivatives use. As of the date of this Prospectus, whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear. The regulation of commodity and derivatives transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Options Contracts Risk. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. Options are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration.

Options are subject to correlation risks. The writing and purchase of options is a highly specialized activity as the successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of futures options that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

The Fund also may purchase or sell call and put options on a “covered” basis. A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated by the Fund’s custodian). A put option is “covered” if the Fund segregates cash in an amount equal to or greater than the Fund’s obligation under the contract (i.e., the strike price less the premium received from selling the option or the settlement amount). As a seller of covered call options or covered put options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security covering the call option during an option’s life.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

11

Management Risk. The investment decisions of the Sub-Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Sub-Adviser may be incorrect in an assessment of a particular industry or company, or the Sub-Adviser may not buy chosen securities at the lowest possible prices or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including exchange-traded funds (“ETFs”)subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.

Cybersecurity Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks have occurred and will continue to occur. Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cybersecurity breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Temporary Investments. In response to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, it may not achieve its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Cybersecurity. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, Sub-Adviser and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

12

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Portfolio Holdings Disclosure. A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s SAI. Shareholders may request portfolio holdings schedules at no charge by calling 1-844-330-6747.

MANAGEMENT

Investment Adviser. Crow Point Partners, LLC (“Adviser” or “Crow Point”), located at 280 Summer Street, Suite M1, Boston, MA 02210, serves as Investment Adviser to the Fund. As the Fund’s investment adviser, Crow Point reviews, supervises and administers the Fund’s investment program and also ensures compliance with the Fund’s investment policies and guidelines.

The Adviser is responsible for selecting the Fund’s sub-adviser(s), subject to approval by the Board. The Adviser selects a sub-adviser that has shown good investment performance in its areas of expertise. Crow Point considers various factors in evaluating a sub-adviser, including:

●	level of knowledge and skill;
●	performance as compared to its peers or benchmark;
●	level of compliance with investment rules and strategies;
●	employees’ facilities and financial strength; and
●	quality of service.

Crow Point will also continually monitor the Sub-Adviser’s performance through various analyses and through in person, telephone, and written consultations with the Sub-Adviser. The Adviser discusses its expectations for performance with the Sub-Adviser and provides evaluations and recommendations to the Board, including whether or not the Sub-Adviser’s contract should be renewed, modified, or terminated.

Crow Point is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Adviser, custodian, transfer agent, administrative agent, or other parties. For its services, Crow Point is entitled to receive an investment advisory fee from the Fund at an annualized rate 1.25%, based on the average daily net assets of the Fund. Crow Point pays a sub-advisory fee to the Sub-Adviser from its advisory fee.

Crow Point has entered into a written expense limitation agreement, through at least January 31, 2021, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 2.25% of the average daily net assets of each class of shares of the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

13

Sub-Adviser

Midwood Capital Management LLC (“Midwood” or “Sub-Adviser”) serves as the sub-adviser to the Fund. Its principal place of business is 280 Summer Street, Suite M1, Boston, MA 02210. Midwood was founded in 2003. The Sub-Adviser is responsible for selecting the Fund’s portfolio investments. The Sub-Adviser is compensated by the Adviser based on the average daily net assets of the Fund at the annual rate of .9375%. In a separate agreement, the Sub-Adviser also agreed to waive and/or reimburse expenses proportionally to the same extent as the Adviser relative to its expense limitation agreement with the Fund.

Portfolio Manager

David Cohen–Portfolio Manager

Mr. Cohen is a principal of Midwood and serves as Portfolio Manager. Mr. Cohen co-founded Midwood in 2003 and has been a principal and Chief Investment Officer since the firm’s inception. Mr. Cohen has over 30 years of investment experience. He holds a BA, summa cum laude, from Yale University and a MBA with High Distinction from the Tuck School of Business at Dartmouth College.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of securities in the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and the sub-advisory agreement will be available in the Fund’s semi-annual report for the period ended March 31, 2020.

Board of Trustees. The Fund is a series of the 360 Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on February 25, 2005. The Board of the Trust supervises the operations of the Fund according to applicable state and federal law and is responsible for the overall management of the Fund’s business affairs.

ADMINISTRATION

Custodian. Fifth Third Bank (the “Custodian”) serves as the custodian of the Fund’s securities.

Fund Administration and Distribution. M3Sixty Administration, LLC (“M3Sixty”) serves as the Fund’s administrator providing the Fund with administrative, accounting and compliance services. In addition, M3Sixty serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated below under the caption “Investing in the Fund,” M3Sixty will handle your orders to purchase and redeem Shares of the Fund and will disburse dividends paid by the Fund.

Distribution of Shares. Matrix 360 Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor may sell the Fund’s Shares to or through qualified securities dealers or other approved entities. The Fund with respect to the Investor Class shares has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Investor Class shares (this compensation is commonly referred to as “12b-1 fees”). The 12b-1 fees may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for services provided to shareholders. The Distributor may also retain a portion of these fees as the Fund’s distributor. Pursuant to the Distribution Plan, the Fund may annually pay the Distributor up to 0.25% of the average daily net assets attributable to the Investor Class shares. Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

14

The Fund offers two classes of shares (Investor Class shares and Institutional Class shares). Currently, Investor Class shares has not commenced operations. Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to the expenses to which they are subject.

Certain Expenses. In addition to the 12b-1 fees (mentioned above) and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND

Minimum Initial Investment. The Fund’s Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser, Sub-Adviser and any other institutional investor or any broker dealer authorized to sell Shares in the Fund. The minimum initial investment for the Investor Class and Institutional Class shares of the Fund is $1,000 and $10,000, respectively. The Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment.

Determining the Fund’s Net Asset Value. The price at which you purchase or redeem Shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding Shares of the Fund. The net asset value per Share of the Fund is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Board. In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

15

Pursuant to policies adopted by the Board, the Adviser is responsible for notifying the Board (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Board monitors and evaluates the Fund’s use of fair value pricing.

Other Matters. Purchases and redemptions of Shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission (“SEC”) or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Opening a New Account. To open an account with the Fund, take the following steps:

1.         Complete an Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. Currently, Investor Class shares has not commenced operations. The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2.         Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, mail your completed application along with your check or money order made payable to the “Midwood Long/Short Equity Fund” to:

360 Funds

[Name of Fund and Share Class]

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted. The Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee. The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

16

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call (877) 244-6235 for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing Shares at the then current net asset value. The minimum additional investment for any account in the Fund is $100, except under the automatic investment plan discussed below. Before adding funds by bank wire, please call the Fund at (877) 244-6235 and follow the above directions for bank wire purchases. Please note that in most circumstances, there will be a bank charge for wire purchases. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser’s sole discretion, accept additional investments for less than the minimum additional investment.

Automatic Investment Plan. Shareholders who have met the Fund’s minimum investment criteria may participate in the Fund’s automatic investment plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in the Fund through automatic charges to shareholders’ checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified ($100 minimum for each Class of shares of the Fund), which will automatically be invested in the type of shares that the shareholder holds in his or her account (Investor Class or Institutional Class shares), at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information. In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

Other Information. In connection with all purchases of Fund Shares, we observe the following policies and procedures:

●

We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by M3Sixty as the Fund’s transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day’s public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to M3Sixty on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.

●	We do not accept third party checks for any investments.

17

●	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
●	We may refuse to accept any purchase request for any reason or no reason.
●	We mail you confirmations of all your purchases or redemptions of Fund Shares.
●	Certificates representing Shares are not issued.

Choosing a Share Class. The Fund offers two classes of shares (Investor Class and Institutional Class shares). Currently, Investor Class shares has not commenced operations. Institutional Class shares are available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to ongoing expenses. Neither Class of shares charges an initial or contingent deferred sales load. However, Investor Class shares are subject to an annual 12b-1 fee of up to 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. All purchases will be at the Fund’s NAV. The decision as to which class of shares of the Fund is most beneficial to you generally depends on your purchase amount, the length of time you expect to hold your investment, total operating expenses associated with each class, the platform to which you are purchasing shares, and the type of account in which you will hold the shares (e.g. retirement, taxable, etc.).

Exchanging Shares

Shares of any class of the Fund generally may be exchanged for shares of another class of any other Fund managed by the Adviser. Keep in mind if the fund you are exchanging into charges a sales charge or a CDSC you will be expected to pay sales charge. Shares of any class of the Fund also may be acquired in exchange for shares of any other Fund managed by the Adviser without paying a sales charge or CDSC. You may make exchanges only between identically registered accounts (name(s), address, and TIN).

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement, sales charge and/or CDSC. All exchanges also are subject to the eligibility requirements of the fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the fund may be legally sold. The Fund may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of Fund shares for shares of another fund is treated as a sale on which gain or loss may be recognized. Please read the prospectus of the fund you intend to exchange into prior to initiating the exchange to ensure your complete understanding of the risks and fees and expenses of the investment.

If a shareholder no longer meets the eligibility requirements for the shareholder’s current share class, the Fund may, upon notice to the shareholder, convert the shareholder into a share class of the same Fund for which the shareholder is eligible.

Through Your Broker or other Financial Professional

Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to exchange shares. Your broker or financial professional may charge you for its services.

18

By Mail

Write a letter to request an exchange specifying the name of the fund from which you are exchanging, the registered account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

By Telephone
If you have authorized this service, you may exchange by telephone by calling (877) 244-6235.

If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of record of the registered owner, the account number and TIN, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.

Redeeming Shares

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

360 Funds

[Name of Fund and Share Class]

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

Regular mail redemption requests should include the following:

(1)

Your letter of instruction specifying the Fund, account number and number of Shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and

(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Except as provided below, your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased Shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 calendar days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

The Fund typically expects to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form: (i) for payment by check, the Fund typically expects to mail the check within two business days; and (ii) for payment by wire or automated clearing House (“ACH”), the Fund typically expects to process the payment within two business days. Payment of redemption proceeds may take up to seven days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

19

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Fund will meet redemption requests by either (i) rebalancing its overweight securities or (ii) selling portfolio assets. In addition, if a Fund determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem Shares of the Fund by calling (877) 244-6235. The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# (816) 817-3267). The confirmation instructions must include the following:

(1)	Name of Fund and include Class information;
(2)	Shareholder name(s) and account number;
(3)	Number of Shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of Shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.

Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In Kind. The Fund typically expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser, in consultation with the Sub-Adviser, believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Fund does not intend, under normal circumstances, to redeem its shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees would generally authorize payment to be made in a pro rata portion of readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election

20

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms. The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if Shares are purchased through a broker or agent. The Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

Telephone Purchases by Securities Firms. Brokerage firms that are Financial Industry Regulatory Authority, Inc. (“FINRA”) members may telephone M3Sixty at (877) 244-6235 and buy Shares for investors who have investments in the Fund through the brokerage firm’s account with the Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor M3Sixty shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction. However, if M3Sixty fails to follow these established procedures, it may be liable. The Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing. The Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders. These risks and harmful effects include:

21

●

an adverse effect on portfolio management, as determined by the Adviser and Sub-Adviser in their sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

●	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, the Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, Shares within 30 days. While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, the Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. The Fund will calculate roundtrip transactions at the shareholder level and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, the Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable Shares are held longer than 30 days. In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. The Fund also imposes a redemption fee, which should help discourage Disruptive Trading in Fund Shares.

The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Redemption Fee: The Fund will deduct a 2.00% redemption fee on your redemption amount if you sell your shares within 30 days of purchase. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 2.00% fee. Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

●	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

●	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

●	redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

●	redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

●	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or

●	other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Fund’s or the Adviser’s Chief Compliance Officer.

22

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

OTHER IMPORTANT INFORMATION

Distributions, Dividends and Taxes. The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute all or substantially all of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly and capital gains distributions, if any, will be made at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional Shares (or fractions thereof) of the Fund. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gain, or ordinary income. Qualified dividend income generally includes dividends paid by U.S. corporations and certain qualifying foreign corporations, provided the foreign corporation is not a passive foreign investment company. Any distribution resulting from such qualified dividend income received by the Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their Fund shares. Short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gain distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends-received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 24%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

23

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

FINANCIAL HIGHLIGHTS

Because the Fund has not yet commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

24

Privacy Notice

FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 244-6235

25

Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix 360 Distributors, LLC (Distributor)
What we do
How does 360 Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does 360 Funds collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■    M3Sixty Administration, LLC and Matrix 360 Distributors, LLC could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ 360 Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ 360 Funds does not jointly market.

26

Midwood Long/Short Equity Fund

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. A statement of additional information (“SAI”) about the Fund has been filed with the Securities and Exchange Commission (“SEC”). The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports and other information about the Fund, or to make inquiries about the Fund, write the Fund at Midwood Long/Short Equity Fund c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 or call the Fund at (877) 244-6235.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-21726

27

Midwood Long/Short Equity Fund

Investor Class Shares*

Institutional Class Shares (Ticker Symbol: MDWDX)

a series of the

360 Funds

STATEMENT OF ADDITIONAL INFORMATION

January 2, 2020

The Midwood Long/Short Equity Fund is a series of 360 Funds, an open-end management non-diversified investment company registered with the Securities and Exchange Commission as required by the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Fund’s prospectus dated January 2, 2020, as the same may be amended from time to time. Copies of the Prospectus may be obtained, without charge, by calling the Fund at (877) 244-6235 or writing to the Fund at the following address: 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205.

* Shares not currently offered for sale.

Midwood Long/Short Equity Fund

DESCRIPTION OF THE TRUST

360 Funds (the “Trust”) was organized on February 25, 2005 as a Delaware statutory trust. The Midwood Long/Short Equity Fund (the “Fund”) is an open-end management investment company and a separate non-diversified series of the Trust. Prior to July 11, 2011, the Trust was known as the Parr Family of Funds and prior to August 27, 2007, the Trust was known as the Pope Family of Funds. The Prospectus describes the Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Fund.

Effective as of the close of business on December 31, 2019, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the Fund received all of the assets and liabilities of Midwood Capital Partners, L.P. (the “Predecessor Fund”). The shareholders of the Predecessor Fund received shares of the Funds with aggregate net asset values equal to the aggregate net asset values of their shares in the Predecessor Fund immediately prior to the Reorganization. The Predecessor Fund’s investment objectives, policies and limitations were substantially identical to those of the Fund, which had no operations prior to the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the Reorganization is reflected in the financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America (“GAAP”).

The Fund’s investment adviser is Crow Point Partners, LLC (the “Adviser”).

The Fund’s sub-adviser is Midwood Capital Management LLC (the “Sub-Adviser”).

The Trust, which is a statutory trust organized under Delaware law on February 25, 2005, is an open-end management investment company. The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently offers 11 series of shares.

The Fund offers two classes of shares (Investor Class shares and Institutional Class shares). Currently, Investor Class has not commenced operations. Investor Class shares will be available for purchase by all investors that satisfy the investment minimums. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to ongoing expenses. The number of shares in the Trust shall be unlimited. The Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved in a liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust’s Amended and Restated By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The following descriptions and policies supplement these descriptions and also include descriptions of certain types of investments that may be made by the Fund but are not necessarily principal investment strategies of the Fund.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI.

Equity Securities. Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the fixed income securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Foreign Issuers. The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Interest Rate Risk. The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

Credit Risk. The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

Convertible Bonds Risk. The Fund may obtain exposure to the performance of convertible bonds which involve risks of default on interest and principal and price changes due to, without limitation, such factors as interest rates, general economic conditions and the issuer’s creditworthiness. Convertible bonds may be less liquid than other securities and during periods of thin trading, the spread between bid and ask prices is likely to increase. Convertible bonds may experience greater price volatility than conventional debt securities, due to, among other things, the volatility of the underlying equity security. There is no guarantee that a convertible bond of an issuer will provide a greater rate of return than either the equity or fixed income securities of such issuer, or any positive return at all. convertible bonds are often subordinate to conventional debt securities of an issuer, and the analysis of the creditworthiness of convertible bonds may be more complex than for rated debt instruments. In addition, convertible bonds typically contain provisions which allow the issuer of these securities to call or redeem the securities.

Depositary Receipts. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Certificates of Deposit and Bankers’ Acceptances. The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. See Appendix B for more information on ratings assigned to commercial paper.

REITs. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. The Fund’s investments in exchange traded funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.

Closed-End Investment Companies. The Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. The Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Sub-Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies. The Fund may invest in shares of open-end investment companies. The Fund and its “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, when affiliated persons hold shares of any of the underlying funds, the Fund’s ability to invest fully in shares of those funds is restricted, and the Sub-Adviser must then, in some instances, select alternative investments that would not have been its first preference. Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Sub-Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Fund and the Sub-Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the Sub-Adviser. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds. ETFs are typically passively managed funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

Derivative Instruments. The Fund may purchase and write call and put options on securities, securities and futures indices and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. The Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund will segregate or “earmark” assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging the portfolio of the Fund as described below.

The Fund considers derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to correctly forecast interest rates and other economic factors. If the Fund’s Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. The Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs.

Investment in futures-related and commodity-linked derivatives may subject the Fund to additional risks, and in particular may subject the Fund to greater volatility than investments in traditional securities. The value of futures-related and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code, the Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if the Fund’s investment in commodities-linked derivatives were to exceed a certain threshold, the Fund could fail to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code.

P-notes. The Fund may invest in participatory notes (commonly known as P-notes), which are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying Indian securities listed on the Indian bourses. These securities are not registered with the Securities and Exchange Board of India. Participatory notes are similar to ADRs and the risks of investing in participatory notes are similar to those with respect to securities of foreign issuers in general.

Margin Deposits for Futures Contracts. Unlike the purchase or sale of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Sub-Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Cover Requirements for Forward Contracts, Swap Agreements, Options, Futures and Options on Futures. The Fund will comply with guidelines established by the SEC with respect to coverage of forwards, futures, swaps and options. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated subcustodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

For example, when entering into a futures contract that will be cash settled, the Fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the mark-to-market amount, if any, owed by the Fund on the futures contract. When entering into a futures contract that does not need to be settled in cash, the Fund will maintain with its custodian (and mark to market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, the Fund may “cover” its position by purchasing an option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund or by entering into an agreement that enables the Fund to settle such futures contracts in cash.

To the extent the Fund writes credit default swaps, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Fund in accordance with procedures established by the Board, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Also, the Fund does not invest more than 25% of its assets in contracts with any one counterparty.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Fund will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

The Fund may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. The Fund will segregate or “earmark” assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, to cover the Fund’s obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be segregated or “earmarked.” The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

While the Sub-Adviser is authorized to hedge against currency risk, it is not required to do so. The Sub-Adviser may choose not to hedge currency exposure.

Securities Options. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described in the Cover Requirements section, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Stock Index Options. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

Successful use by the Fund of options on stock indices will be subject to the ability of the Sub-Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Risks Regarding Options. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Options on Futures Contracts. The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options and Exchange-Traded Options. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer options it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Sub-Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Swap Agreements. Swap agreements are typically two-party, uncleared contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements often do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the 1940 Act. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Because most swap agreements are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Sub-Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where the Sub-Adviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, futures contracts or other underlying assets represented in the index, plus the dividends that would have been received on those instruments. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks, futures contracts or other underlying assets. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also entail the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the over-the-counter market. The Fund’s Sub-Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s transactions in swap agreements. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Credit Default Swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) and may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or liquid securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made at the end of the measurement period are recorded as realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments requires the clearing and exchange-trading of certain interest rate swaps and credit default swaps. The Dodd-Frank Act will ultimately require the clearing of many additional types of OTC derivative instruments that the Commodities Futures Trading Commission (“CFTC”) and SEC recently defined as “swaps” including non-deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. Mandatory exchange-trading and clearing will take place on a phased-in basis based on type of market participant and CFTC approval of contracts for central clearing. The Adviser and Sub-Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.

Trading in Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.”

The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Over-the-Counter Instruments. The trading of over-the-counter instruments subjects the Fund to a variety of risks including: (1) counterparty risk; (2) basis risk; (3) interest rate risk; (4) settlement risk; (5) legal risk; and (6) operational risk. Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations. The over-the-counter markets and some foreign markets are “principals’ markets.” That means that performance of the contract is the responsibility only of the individual firm or member on the other side of the trade and not any exchange or clearing corporation. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Basis risk is the risk attributable to the movements in the spread between the derivative contract price and the future price of the underlying instrument. Interest rate risk is the general risk associated with movements in interest rates. Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Legal risk is the risk that a transaction proves unenforceable in law or because it has been inadequately documented. Operational risk is the risk of unexpected losses arising from deficiencies in a firm’s management information, support and control systems and procedures. Transactions in over-the-counter derivatives may involve other risks as well, as there is no exchange market on which to close out an open position. It may be impossible to liquidate an existing position, to assess the value of a position or to assess the exposure to risk.

The Fund’s futures contracts may be subject to periods of illiquidity because of market conditions, regulatory considerations and other reasons. For example, commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily limits.” During a single day, no trades may be executed at prices beyond the daily limit. Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity futures contracts can neither be taken nor liquidated unless the traders are willing to effect trades at or within the limit. Futures contract prices have occasionally moved the daily limit for several consecutive days with little or no trading. Such market conditions could prevent the Fund from promptly liquidating its futures contracts.

Regulatory Risks of Derivative Use. In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject advisers to certain registered investment companies to registration with the CFTC as a commodity pool operator (“CPO”) if an investment company is unable to meet certain trading and marketing limitations. These rules became effective on January 1, 2013. In order to comply with these regulatory changes adopted by the CFTC, the Fund’s Sub-Adviser has claimed an exclusion from the definition of CPO and, therefore, is not subject to regulation under the Commodity Exchange Act. However, it is possible that the Sub-Adviser may be required to register as a CPO in the future and comply with any applicable reporting, disclosure or other regulatory requirements. Compliance with CFTC regulatory requirements may increase Fund expenses. Other potentially adverse regulatory initiatives could also develop.

Structured Notes, Bonds and Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

When-Issued, Forward Commitments and Delayed Settlements. The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account as discussed in the Cover Requirements section. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Sub-Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. The Fund may also invest up to 10% of its assets in unrated and/or unregistered debt instruments. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory, Inc.

Under guidelines adopted by the Trust’s Board, the Sub-Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Sub-Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Sub-Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Sub-Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Sub-Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities. For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

Temporary Defensive Positions. In anticipation of or in response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions (up to 100% of its assets) in cash, cash equivalents and short-term U.S. government securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Cyber Security Risks. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or the Adviser, the Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholders transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risks management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

INVESTMENT RESTRICTIONS

Fundamental Restrictions. The Fund has adopted the following “fundamental restrictions,” which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing or selling securities or other instruments backed by commodities or purchasing, selling or entering into futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with applicable provisions of federal securities or commodities laws.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Adviser and Trustees, the Sub-Adviser is responsible for, making decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Sub-Adviser shall manage the Fund’s portfolio in accordance with the terms of the Sub-Advisory Agreement by and between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”). The Sub-Adviser serves as investment adviser for a number of client accounts, including the Fund. Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Sub-Adviser.

Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Sub-Adviser’s general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Sub-Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Sub-Adviser’s past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Sub-Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Sub-Adviser may not give consideration to sales of shares of the Fund as a factor in selecting brokers to execute portfolio transactions. The Sub-Adviser may, however, place portfolio transactions with brokers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and as provided in the Sub-Advisory Agreement, the Sub-Adviser is authorized to cause the Fund to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Sub-Adviser to determine and track investment results; and trading systems that allow the Sub-Adviser to interface electronically with brokerage firms, custodians and other providers. Where a product or service has a mixed use among research, brokerage and other purposes, the Sub-Adviser will make a reasonable allocation according to the uses and will pay for the non-research and non-brokerage functions in cash using its own funds.

The research and investment information services described above may be available to the Sub-Adviser for its analysis and consideration, the views, and information of individuals and research staffs of other securities firms. These services may be useful to the Sub-Adviser in connection with advisory clients other than a Fund and not all such services may be useful to the Sub-Adviser in connection with the Fund. Although such information may be a useful supplement to the Sub-Adviser’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Sub-Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Sub-Adviser by a Fund.

The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Sub-Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades. While investment decisions for the Fund are made independently of the Sub-Adviser’s other client accounts, the Sub-Adviser’s other client accounts may invest in the same securities as a Fund. To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Sub-Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objective. As of the date of this SAI, the Fund has not begun operations.

PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Fund and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons. These policies include the following:

●	Public disclosure regarding the securities held by the Fund (“Portfolio Securities”) on a given day will not be made until the close of the next business day at least 24 hours after such day.

●	Public disclosure regarding the Fund’s Portfolio Securities is made quarterly through the Fund’s Form N-Q and Semi-Annual and Annual Reports (“Official Reports”). Other than the Official Reports, shareholders and other persons generally may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

●	Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or the Fund, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

●	The Trust’s policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Trust’s investment adviser, sub-adviser or to other Trust service providers, including but not limited to the Trust’s administrator, distributor, custodian, legal counsel and auditors as identified in the Prospectus and this SAI, financial printers such as FilePoint EDGAR Services or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all Fund shareholders. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.

●	The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by the Fund is disclosed to a shareholder or other person before disclosure in the Official Reports. In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Fund or its shareholders. The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

●	The CCO shall inform the Board of Trustees of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

●	Neither the Trust’s investment adviser, sub-adviser, nor the Trust (or any affiliated person, employee, officer, trustee or director of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their year of birth, their present position with the Trust or the Fund, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with the Trust, the Adviser or Sub-Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Gary W. DiCenzo: 1962	Trustee Independent Chairman	Since 2014 Since 2019	Chief Executive Officer, Cognios Capital (investment management firm) (2015-present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	11	None
Arthur Q. Falk: 1937	Trustee	Since 2011	Retired. President, Murray Hill Financial Marketing (financial marketing consultant) (1990-2012)	11	None
Tom M. Wirtshafter: 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009-present).	11	None
Steven D. Poppen: 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1998-present).	11	M3Sixty Funds Trust (3 portfolios)
Thomas J. Schmidt: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-present); Vice President of the Mutual Fund and Alternative Investment Full Service Transfer Agent (1986-2014).	11	None
Interested Trustee*
Randall K. Linscott: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013-present); Chief Operating Officer, M3Sixty Administration LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).	11	N/A
Officers
András P. Teleki: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016– present); Chief Compliance Officer and Secretary, WP Trust (2016- present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–present); Partner, K&L Gates, (2009–2015).	N/A	N/A

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Brandon J. Byrd: 1981	Assistant Secretary and AML Officer Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010-2012)	N/A	N/A
Larry E. Beaver, Jr.: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017 to present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017). Chief Accounting Officer, Amidex Funds, Inc. (2003-present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-2017). Treasurer, 360 Funds (2007-2017); Treasurer, M3Sixty Funds Trust (2015-2017); Treasurer, WP Trust (2015-2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016)	N/A	N/A
John H. Lively: 1969	Assistant Secretary	Since 2018	Attorney, Practus, LLP (law firm) (May 2018-present); Attorney,The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010-May 2018).	N/A	N/A
Ted L. Akins: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

* Mr. Linscott is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Fund’s administrator and transfer agent.

Board Structure

The Trust’s Board of Trustees includes five independent Trustees and one interested Trustee, Mr. Linscott. Mr. DiCenzo, one of the Trust’s independent trustees, serves as the Chairman of the Board. The Trustees have determined that the Trust’s current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed, and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Fund’s administrator, transfer agent and distributor, and Trust management, including the Trust’s President, Mr. Linscott, and the Trust’s Chief Compliance Officer, Mr. Teleki, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, a Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each of these Committees is comprised entirely of independent Trustees.

Qualification of Trustees

The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Independent Trustees

Gary W. DiCenzo	Mr. DiCenzo is responsible for the overall operation and strategic direction of Cognios Capital. Prior to joining Cognios in 2015, Mr. DiCenzo was President & CEO of Chicago based strategic consulting firm IMC Group. Mr. DiCenzo also led Scout Investment Advisors as President of the Scout Mutual Fund complex, the President & CEO of Scout Distributors and as a board director to the advisor from 2003-2010. Over the past 25 years, he has focused on the strategic planning and growth for both institutional and mutual fund investment managers. Mr. DiCenzo received an MBA and a Bachelor’s Degree in Management from Rhode Island College.

Arthur Q. Falk	For over 20 years, Mr. Falk was the President of Murray Hill Financial Marketing, a financial marketing consulting firm, and now serves as its Senior Vice President. Murray Hill provides consulting services on the development of mutual funds and similar investment products.

Tom M. Wirtshafter	Mr. Wirtshafter has more than 30 years’ experience managing and operating a wide range of financial services companies, and is currently a Senior Vice President at American Portfolios Financial Services, a broker-dealer, and American Portfolios Advisors, an investment adviser.

Stephen D. Poppen	Mr. Poppen is currently the Executive Vice President and Chief Financial Officer for the Minnesota Vikings professional football team. In his role, Mr. Poppen is responsible for all financial aspects of the team, including business planning, budgeting, day-to-day financial and administrative operations, human resources, facilities, and U.S. Bank Stadium project financing. Prior to joining the Vikings’ organization, Mr. Poppen was a Certified Public Accountant in the business assurance group of PricewaterhouseCoopers LLP. Mr. Poppen currently is a member of the Minnesota State Fair Foundation board of directors and previously held board of director positions with a number of nonprofit organizations.

Thomas J. Schmidt	Mr. Schmidt has more than 30 years’ experience managing and operating financial services companies and is currently Principal of Tom Schmidt & Associates Consulting, LLC. Prior to this, he served as Vice President of the Mutual Fund an Alternative Investment Full Service Transfer Agent.

Interested Trustee

Randall K. Linscott	Mr. Linscott has over 20 years’ experience with a wide range of financial services companies, including service at PricewaterhouseCoopers, an international public accounting firm, as well as Boston Financial Data Services, a transfer agency, prior to his role at M3Sixty Administration, LLC and with the Trust.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee: All of the Independent Trustees are members of the Audit Committee, with Mr. Wirtshafter serving as the Audit Committee Chair and financial expert. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust’s qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee did not meet with respect to the Fund as of the date of this SAI.

Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meeting of the shareholders of the Trust. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust. The Nominating Committee meets only as necessary and did not meet with respect to the Fund as of the date of this SAI.

Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Sub-Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Sub-Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet with respect to the Fund as of the date of this SAI.

Fair Value Committee. In addition to the foregoing Committees established by the Board, the Trust has also established a Fair Value Committee. A representative of the adviser/sub-adviser (as applicable) and Messrs. DiCenzo, Falk, Schmidt, Beaver, Byrd, and Teleki are members of the Fair Value Committee. Mr. Byrd and Mr. Teleki (or his designee) serve in an advisory role and are non-voting members of the Fair Value Committee. The Fair Value Committee oversees the valuation of restricted securities and any other security that may be purchased for the Trust’s portfolio for which a readily available market quotation is not available and implements guidelines and instructions adopted by the Board regarding the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. The Fair Value Committee reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. The Fair Value Committee did not meet with respect to the Fund as of the date of this SAI.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2018 and stated as one of the following ranges: A = None; B = $1-$10,000; C = 10,001-$50,000; D - $50,001-100,000; and E = over $100,000.

Name of Director		Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Trustees
Gary W. DiCenzo	Midwood Long/Short Equity Fund	A	A

Arthur Q. Falk	Midwood Long/Short Equity Fund	A	A

Tom M. Wirtshafter	Midwood Long/Short Equity Fund	A	A

Stephen D. Poppen	Midwood Long/Short Equity Fund	A	A

Thomas J. Schmidt	Midwood Long/Short Equity Fund	A	A
Interested Trustee
Randall K. Linscott	Midwood Long/Short Equity Fund	A	A

As of December 31, 2019, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. As of the date of this SAI, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund.

Compensation. Officers of the Trust and Trustees who are “interested persons” of the Trust, the Adviser or Sub-Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation from the Midwood Long/Short Equity Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees**
Independent Trustees
Gary W. DiCenzo	$	None	None	$
Arthur Q. Falk	$	None	None	$
Tom M. Wirtshafter	$	None	None	$
Stephen D. Poppen	$	None	None	$
Thomas J. Schmidt	$	None	None	$
Interested Trustee
Randall K. Linscott	None	None	None	None

*	Figures are as of the date of this SAI.
**	Each of the Trustees serves as a Trustee to the 11 funds of the Trust.

MANAGEMENT AND ADMINISTRATION

Investment Adviser. Crow Point Partners LLC, located at 280 Summer Street, Suite M1, Boston, MA 02210, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Crow Point was established in 2006 and serves primarily individual investors, financial advisers and registered investment companies. The Adviser is principally owned and controlled by its three Managing Members/Managing Directors, Timothy P. O’Brien, David Cleary, and Peter J. DeCaprio.

Under the Advisory Agreement, the Adviser reviews, supervises, and administers the Fund’s investment program, subject to the oversight of, and policies established by, the Board of Trustees of the Trust. The Adviser is responsible for selecting the Fund’s sub-adviser(s), subject to approval by the Board. The Adviser selects a sub-adviser that has shown good investment performance in its areas of expertise. The Adviser considers various factors in evaluating a sub-adviser, including:

●	Level of knowledge and skill;
●	Performance as compared to its peers or benchmark;
●	Level of compliance with investment rules and strategies;
●	Employees’ facilities and financial strength; and
●	Quality of service.

The Adviser will continually monitor the Sub-Adviser’s performance through various analyses and through in-person, telephone, and written consultations with the Sub-Adviser. The Adviser discusses its expectations for performance with the Sub-Adviser and provides evaluations and recommendations to the Board, including whether or not the Sub-Adviser’s contract should be renewed, modified, or terminated.

The Adviser is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Adviser, custodian, transfer agent, administrative agent, or other parties. For its services, the Adviser is entitled to receive an investment advisory fee from the Fund at an annualized rate 1.25%, based on the average daily net assets of the Fund. The Adviser pays a sub-advisory fee to the Sub-Adviser from its advisory fee.

The following table sets forth the annual advisory fee rate payable by the Fund to the Adviser pursuant to the Advisory Agreement, expressed as a percentage of the Fund’s average daily net assets:

FUND	TOTAL ADVISORY FEE
Midwood Long/Short Equity Fund	1.25%

The Adviser has entered into a written expense limitation agreement, through at least January 31, 2021, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 2.25% of the average daily net assets of each class of shares of the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”), (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business, and (m) dividend expense on securities sold short.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Fund’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

In addition, the Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties.

Sub-Adviser. Midwood Capital Management LLC (“Midwood” or “Sub-Adviser”), located at 280 Summer Street, Suite M1, Boston, MA 02210, serves as sub-adviser to the Fund. Midwood was founded in 2003.

The Adviser has selected the Sub-Adviser to manage the Fund’s assets. This selection was approved by the Board of Trustees. The Sub-Adviser makes the investment decisions for the Fund, and continuously review, supervise and administer the Fund’s overall investment program, subject to the oversight of, and policies established by, the Board.

The sub-advisory agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

For its respective services, the Sub-Adviser receives a fee from the Adviser. The Sub-Adviser’s fee is accrued daily and paid monthly, based on the Fund’s average net assets during the current month. The Adviser pays sub-advisory fees to the Sub-Adviser from its advisory fee. The compensation of any officer, director, or employee of the Sub-Adviser is paid by the Sub-Adviser.

The Sub-Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Sub-Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Sub-Adviser, or by holders of a majority of that Fund’s outstanding shares. The Sub-Advisory Agreement shall terminate automatically in the event of its assignment.

In addition, the Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties.

Portfolio Manager. Mr. David Cohen serves as Portfolio Manager of the Fund. As of the date of this SAI, he was responsible for the management of the following types of accounts in addition to Fund:

		Performance-Based Fees		Non-Performance-Based Fees
Portfolio Manager	Account Type	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David Cohen	Other Registered Investment Company	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. The management of multiple accounts may result in potential conflicts of interest. For example, the Sub-Adviser may receive fees from certain accounts that are higher than the fees received from the Fund, or receive a performance-based fee on certain accounts. In those instances, a Portfolio Manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, to the extent that a Portfolio Manager seeks to purchase or sell the same security for multiple client accounts and the order is only partially filled, the Sub-Adviser has an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. These policies and procedures will have the effect of foreclosing certain investment opportunities for the Fund from time to time. Notwithstanding the foregoing, the Sub-Adviser will act in the best interest of the Fund in accordance with its fiduciary duty to the Fund.

Compensation. The Portfolio Manager is compensated based on the monthly net profits of the Sub-Adviser. The Portfolio Manager receives additional compensation based on the year-end profit of the Sub-Adviser. None of the Portfolio Manager’s compensation is based on the performance of the Fund.

Ownership. As of the date of this SAI, no shares of the Fund were outstanding and the Portfolio Manager did not beneficially own any shares of the Fund.

Administrator. M3Sixty Administration, LLC (“M3Sixty”), with principal offices at 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205, provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

Distributor. Matrix 360 Distributors, LLC acts as the principal underwriter and distributor (the “Distributor”) of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority, Inc. and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. Shares of the Fund are sold on a continuous basis. The distribution agreement between the Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund’s shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. Under the Distribution Agreement the Distributor shall be paid for the Fund an annual fee of $9,000 and shall receive an annualized amount equal to 2.5bp (0.025%) of the average net assets of the Fund for $0 or greater.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act (see “Administration – Distribution of Shares” in the Prospectus and “Purchases, Redemptions and Special Shareholder Services – Additional Information” below) on behalf of Investor Class shares. As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust’s Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The continuation of the Plan must be considered by the Trustees annually.

Potential benefits of the Plan to the Fund’s Investor Class shares include improved shareholder services and savings to the Fund in certain operating expenses. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently investment objectives and to realize economies of scale.

Under the Plan, the Fund’s Investor Class shares may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing Fund shares. The Fund may expend up to 0.25% for Investor Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Under ordinary circumstances, the Fund expects sales of Fund shares to involve a payment to broker-dealers. As of the date of this SAI, no 12b-1 fees have been accrued and/or paid.

Custodian. Fifth Third Bank (“Custodian”), 38 Fountain Square Plaza, Cincinnati, OH 45263, serves as custodian for the Fund’s assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.

Independent Registered Public Accounting Firm. The Trustees have selected the firm BBD, LLP, 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, to serve as independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund’s federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent registered public accounting firm will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.

Legal Counsel. Practus, LLP located at 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel to the Trust and the independent Trustees.

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Adviser and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Each code permits the applicable entity’s employees and officers to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the Trust’s, Adviser’s and Sub-Adviser’s codes require that portfolio managers and other investment personnel of the Adviser and Sub-Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Sub-Adviser the authority to vote proxies for the Fund, subject to oversight of the Trustees. Copies of the Trust’s Proxy Voting and Disclosure Policy and the Sub-Adviser’s Proxy Voting Policy and Procedures are included as Appendix A to this SAI.

Each year the Fund is required to file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Fund at 877-244-6235; and (2) on the SEC’s website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases. Reference is made to “Purchasing Shares” in the Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders. Potential investors should also refer to the Prospectus for information regarding the Fund’s two classes of shares, Investor Class and Institutional Class, and their respective fees and expenses. The Prospectus also describes the Fund’s automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectus:

Pricing of Orders. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is based on the net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form. Net asset value is normally determined at 4:00 p.m. Eastern time, as described under “Net Asset Value” below. Neither Class of shares is subject to an initial or contingent sales load.

Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Sub-Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Sub-Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in “Investing in the Fund - Determining the Fund’s Net Asset Value” in the Prospectus.

Share Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund’s share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Redemptions. Reference is made to “Redeeming Shares” in the Prospectus for more information concerning how to redeem shares. Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire. The Prospectus also describes the Fund’s policy regarding accounts that fall below the Fund’s required minimums, redemptions in kind, signature guarantees and other information about the Fund’s redemption policies. The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the “NYSE”) is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds and/or any applicable redemption fees. For information on the Fund’s redemption fee, see “Additional Information about Purchases and Redemptions – Redemption Fees” in the Prospectus.

Involuntary Redemptions. In addition to the situations described in the Prospectus under “Redeeming Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

Additional Information. Following is additional information regarding certain services and features related to purchases, redemptions and distribution of Fund shares. Investors who have questions about any of this information should call the Fund at (877) 244-6235.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at 360 Funds, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205. Your request should include the following: (1)  the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading “Redeeming Shares - Signature Guarantees”); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

Mailing Shareholder Communications. Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Plan under Rule 12b-1. As discussed in the “Management and Administration – Distributor” section above, the Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for the Fund. Under the Plan, the Fund may pay for services related to the distribution of shares of the Fund with up to 0.25% of the Fund’s assets on an annual basis for Investor Class shares. The Trustees will take into account the expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the shares of the Fund; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures. The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any director who is not an interested person of the Fund having any direct or indirect financial interest in the Plan or related agreements.

Dealers. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events, to the extent permitted under applicable law and the rules and regulations of the FINRA. None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than the respective initial minimum investment requirement. Prior to such redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares.

The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

NET ASSET VALUE

The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of the Fund will not be calculated.

In computing the Fund’s net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to accepted accounting practices and all laws and regulations that apply. Using methods approved by the Trustees, the assets of the Fund are valued as follows:

●	Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

●	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

●	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

●	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

●	Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

●	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of the Fund and the allocable portion of any general assets are conclusive. As described in the Prospectus, the Sub-Adviser is responsible for notifying the Trustees or the Trust’s Fair Value Committee when it believes that fair value pricing is required for a particular security. The Trust has adopted Fair Value Pricing procedures and instructions that apply to investments by the Fund in restricted securities and warrants (“Restricted Securities”). A description of these procedures and instructions is included in the Prospectus and is incorporated herein by reference. As explained in the Prospectus, because the Fund’s fair valuing of Restricted Securities is a determination of the amount that the owner might reasonably expect to receive for them upon their current sale, the Fund is subject to the risk that the Fund’s fair valued prices are not accurate, and that the fair value price is not reflective of the value the Fund will receive upon a sale of the security.

ADDITIONAL TAX INFORMATION

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership.  A prospective shareholder who is a partner of a partnership holding the Fund’s shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund will qualify as a RIC if, among other things, they meet the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% source-of-income test it is no longer subject to a tax penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if they fail to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no federal income tax in preceding years. The Fund generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

A RIC is generally permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as RICs for each taxable year.

Failure to Qualify as a RIC. If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and its shareholders and this may affect the shareholders’ AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events. U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund selected the Average Cost method as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Pay-In-Kind Securities. Payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

The Fund may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. The Fund will segregate or “earmark” assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, to cover the Fund’s obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be segregated or “earmarked.” The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

While the Sub-Adviser is authorized to hedge against currency risk, it is not required to do so. The Sub-Adviser may choose not to hedge currency exposure.

Foreign Taxation. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company generally is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of a Fund that does not currently report its dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

Foreign Account Tax Compliance Act. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

FINANCIAL STATEMENTS

The Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of the financial statements contained in the Fund’s Annual or Semi-Annual Report without charge by calling the Fund at 1-844-330-6747.

The Predecessor Fund’s unaudited financial statements and unaudited full schedule of investments for the period ended November 30, 2019 and audited financial statements for the fiscal years ended December 31, 2017 (with an unaudited full schedule of investments) and December 31, 2018 (with an audited full schedule of investments) are attached as Appendix B. The audited financial statements and full schedule of investments of the Predecessor Fund have been audited by Richey May & Co, the independent auditor for the Predecessor Fund for the fiscal year ended December 31, 2018. The audited financial statements of the Predecessor Fund have been audited by KPMG LLP, the independent auditor for the Predecessor Fund for the fiscal year ended December 31, 2017.

APPENDIX A – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)       the Trust’s Proxy Voting and Disclosure Policy and

(2)       the Sub-Adviser’s Proxy Voting and Disclosure Policy.

(1)	PROXY VOTING AND DISCLOSURE POLICY FOR 360 FUNDS

I.	Introduction

Effective April 14, 2003, the SEC adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Trust and each Fund disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require each Fund to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that each Fund complies with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

A. General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and each Fund are committed to voting corporate proxies in the manner that best serves the interests of each Fund’s shareholders.

B. Delegation to Fund’s Sub-Adviser

The Board believes that the Sub-Adviser, as each Fund’s investment adviser, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Sub-Adviser is hereby delegated the following duties:

(1)	to make the proxy voting decisions for each Fund; and

(2)	to assist each Fund in disclosing each Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which each Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how each Fund cast its vote; and (d) whether each Fund cast its vote for or against management.

1

The Board, including a majority of the independent trustees of the Board, shall approve the Sub-Adviser’s Proxy Voting and Disclosure Policy (“Sub-Adviser’s Voting Policy”) as it relates to each Fund. The Board shall also approve any material changes to the Sub-Adviser’s Voting Policy no later than four (4) months after adoption by Sub-Adviser.

C.	Conflicts

In cases where a matter with respect to which each Fund is entitled to vote presents a conflict between the interest of each Fund’s shareholders, on the one hand, and those of each Fund’s investment adviser, principal underwriter, or an affiliated person of each Fund, its investment adviser or principal underwriter, on the other hand, each Fund shall always vote in the best interest of each Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of each Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Sub-Adviser’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).

III.	Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Each Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders in its Statement of Additional Information (“SAI”) on Form N-1A. Each Fund will notify shareholders in the SAI and each Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing each Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov. Each Fund will send this description of each Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of each Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, each Fund shall disclose to its shareholders on Form N-PX each Fund’s complete proxy voting record for the twelve-month period ended June 30 by no later than August 31 of each year.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to each Fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;

(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);

(iv)	The shareholder meeting date;

(v)	A brief identification of the matter voted on;

2

(vi)	Whether the matter was proposed by the issuer or by a security holder

(vii)	Whether each Fund cast its vote on the matter;

(viii)	How each Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix)	Whether each Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through each Fund’s website, if applicable. If each Fund discloses its proxy voting record on or through its website, each Fund shall post the information disclosed in each Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through each Fund’s website at a specified Internet address; and (2) on the SEC’s website. If each Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in each Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding each Fund’s securities;
(iii)	Records of votes cast on behalf of each Fund; and
(iv)	A record of each shareholder request for proxy voting information and each Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Sub-Adviser’s records.

Each Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Sub-Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.	Proxy Voting Committee

A.	General

The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how each Fund should cast its vote, if called upon by the Board or the Sub-Adviser, when a matter with respect to which each Fund is entitled to vote presents a conflict between the interest of each Fund’s shareholders, on the one hand, and those of each Fund’s investment adviser, principal underwriter, or an affiliated person of each Fund, its investment adviser or principal underwriter, on the other hand.

3

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.	Other

This Policy may be amended, from time to time; provided, however, that material changes are approved by the Board as provided under Section II(B) above.

(2)	PROXY VOTING AND DISCLOSURE POLICY OF THE SUB-ADVISER

General Policy

The Portfolio Manager, with the assistance of the Chief Compliance Officer, will:

●	keep a record of each proxy received and how voted;

●	determine which accounts managed by Midwood hold the security to which the proxy relates; and

●	absent conflicts of interest, determine how Midwood should vote the proxy and in a timely manner vote the proxy by mail or electronic means.

The Chief Compliance Officer will have the responsibility of ensuring that Midwood complies with the Proxy Voting Policies and Procedures.

4

APPENDIX B

MIDWOOD CAPITAL PARTNERS, L.P.

Financial Statements

MIDWOOD CAPITAL PARTNERS, L.P.

Financial Statements

November 30, 2019

MIDWOOD CAPITAL PARTNERS, L.P.

MIDWOOD CAPITAL PARTNERS, L.P.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2019 (Unaudited)
Assets:
Investments, at cost	$14,684,595
Investments, at value	$23,600,902
Deposits at broker for securities sold short	22,723,658
Receivables:
Dividends	3,795
Total assets	46,328,355

Liabilities:
Securities sold short, at proceeds	$15,796,523
Securities sold short, at value	$16,775,209
Payables:
Dividend expense from securities sold short	4,415
Fund shares redeemed	49,255
Due to Adviser	292,632
Due to Administrator	2,908
Accrued expenses	9,763
Total liabilities	17,134,182
Net Assets	$29,194,173

Sources of Net Assets:
Beneficial interest	$25,350,278
Total distributable earnings	3,843,895
Total Net Assets ($0 par value, Unlimited shares of beneficial interest authorized)	$29,194,173

1

MIDWOOD CAPITAL PARTNERS, L.P.
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCK - 65.44%	Shares	Value

Biotechnology - 2.41%
Baudax Bio, Inc. (a)	130,800	$702,396

Chemicals - 0.27%
Rogers Corp. (a)	600	78,012

Commercial Services - 23.35%
CRA International, Inc.	17,000	871,590
R1 RCM, Inc. (a)	431,000	5,555,590
Rosetta Stone, Inc. (a)	25,000	388,500
		6,815,680
Distribution & Wholesale - 4.16%
IAA, Inc. (a)	14,900	675,417
KAR Auction Services, Inc.	25,500	538,560
		1,213,977
Electronics - 2.73%
OSI Systems, Inc. (a)	8,000	795,920

Engineering & Construction - 2.81%
Limbach Holdings, Inc. (a)	273,221	819,663

Healthcare - Products - 1.94%
Invacare Corp.	65,000	567,450

Internet - 0.06%
Actua Corp.	60,003	16,801

Media - 15.40%
Nexstar Media Group, Inc. - Class A	41,750	4,496,893

Miscellaneous Manufacturing - 0.94%
DIRTT Environmental Solutions - Canada (a)	82,400	276,110

Office Furnishings - 3.82%
Interface, Inc.	66,500	1,116,535

Pharmaceuticals - 21.95%
Correvio Pharma Corp. - Canada (a)	83,500	172,845
Recro Pharma, Inc. (a)	377,000	6,235,580
		6,408,425
Retail - 1.00%
Carrols Restaurant Group, Inc. (a)	37,000	293,040

TOTAL COMMON STOCK (Cost $14,684,595)		23,600,902

TOTAL INVESTMENTS, AT VALUE (Cost $14,684,595) - 80.84%		23,600,902

SECURITIES SOLD SHORT (Proceeds $15,796,523) - (57.46%) (d)		(16,775,209)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 76.62%		22,368,480

NET ASSETS - 100%		$29,194,173

(a) Non-income producing security.

2

MIDWOOD CAPITAL PARTNERS, L.P.
SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT
November 30, 2019 (Unaudited)

SECURITIES SOLD SHORT - (57.46)%

COMMON STOCK - (57.46)%	Shares	Value

Auto Manufacturers - (0.89)%
NIO, Inc. - China - ADR (a)	115,000	$261,050

Auto Parts & Equipment - (2.55)%
Motorcar Parts of America, Inc. (a)	38,125	743,819

Beverages - (7.10)%
Boston Beer Co., Inc. - Class A (a)	3,000	1,152,960
National Beverage Corp. (a)	18,500	918,340
		2,071,300
Building Materials - (1.52)%
AAON, Inc.	9,000	444,330

Commercial Services - (9.20)%
Cross Country Healthcare, Inc. (a)	9,000	108,630
R1 RCM, Inc. (a)	200,000	2,578,000
		2,686,630
Computers - (4.32)%
Kornit Digital Ltd. - Israel (a)	18,000	613,800
PAR Technology Corp. (a)	21,500	646,935
		1,260,735
Distribution & Wholesale - (0.28)%
Hudson Technologies, Inc. (a)	120,000	82,068

Electronics - (3.72)%
Badger Meter, Inc.	17,500	1,085,000

Healthcare - Services - (3.03)%
American Renal Associates Holdings, Inc. (a)	93,500	884,510

Home Builders - (2.40)%
Thor Industries, Inc.	11,000	701,470

Internet - (2.04)%
TrueCar, Inc. (a)	113,500	595,875

Liesure Time - (2.55)%
Camping World Holdings, Inc. - Class A	52,700	634,508
Harley-Davidson, Inc.	3,000	109,140
		743,648
Media - (6.27)%
Nexstar Media Group, Inc. - Class A	17,000	1,831,070

Metal Fabricate & Hardware - (1.03)%
Tredegar Corp.	14,000	301,420

Pharmaceuticals - (0.19)%
Mallinckrodt PLC (a)	15,000	56,550

Real Estate - (1.87)%
Realogy Holdings Corp.	52,000	544,440

3

November 30, 2019 (Unaudited)
SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT
COMMON STOCK - 65.44% (continued)

SECURITIES SOLD SHORT - (57.46)% (continued)

COMMON STOCK - (57.46)% (continued)	Shares	Value

Retail - (8.35)%
Freshpet, Inc. (a)	15,500	$832,970
PetIQ, Inc. (a)	29,000	667,000
Pier 1 Imports, Inc. (a)	38,250	323,978
Regis Corp. (a)	38,050	613,746
		2,437,694
Software - (0.15)%
Pareteum Corp. (a)	100,000	43,600

TOTAL COMMON STOCK (Proceeds $15,796,523)		16,775,209

TOTAL SECURITIES SOLD SHORT (Proceeds $15,796,523)		$16,775,209

(a) Non-income producing security.

ADR - American Depositary Receipt
PLC - Public Limited Company

4

MIDWOOD CAPITAL PARTNERS, L.P.

STATEMENT OF OPERATIONS

For the
Period Ended
November 30, 2019
(Unaudited)
Investment income:
Dividends	$130,699
Interest	128,355
Total investment income	259,054

Expenses:
Management fee	252,987
Performance/Incentive fee	306,507
Broker Interest expense	112,833
Dividend expense from securities sold short	100,476
Administration expenses	24,213
Professional expenses	16,713
Legal expenses	4,859
Operating expenses	45
Total expenses	818,633

Net investment loss	(559,579)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	2,297,677
Securities sold short	(238,855)
Net realized loss on investments and securities sold short	2,058,822

Net change in unrealized appreciation on:
Investments	2,551,672
Securities sold short	(207,020)
Net change in unrealized appreciation on investments and securities sold short	2,344,652

Net realized and unrealized loss on investments and securities sold short	4,403,474

Net increase in net assets resulting from operations	$3,843,895

5

MIDWOOD CAPITAL PARTNERS, L.P.

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Year Ended
	November 30, 2019	December 31, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(559,579)	$(251,984)
Net realized gain (loss) on investments and securities sold short	2,058,822	1,073,833
Net change in unrealized appreciation (depreciation) on investments and securities sold short	2,344,652	(2,546,365)
Net decrease in net assets resulting from operations	3,843,895	(1,724,516)

Capital transactions:
Increase in net assets from capital transactions	(1,997,878)	(5,179,427)

Increase in net assets	1,846,017	(6,903,943)

Net Assets:
Beginning of year/period	27,348,156	34,252,099

End of year/period	$29,194,173	$27,348,156

6

MIDWOOD CAPITAL PARTNERS, L.P.

FINANCIAL HIGHLIGHTS

The following tables set forth theoperating performance data, total return ratios to average net assets and other supplemental data for the years and period indicated.

	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2019		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
	(Unaudited)

Total Return before performance fee allocation (a) (d):	15.80	%(e)	(5.30)%	25.03%	5.44%	(5.32)%	(5.33)%
Performance fee allocation:	(1.16	)%(e)	0.00%	(2.79)%	(0.04)%	0.00%	0.00	%(g)
Total return after performance fee allocation:	14.64	%(e)	(5.30)%	22.24%	5.40%	(5.32)%	(5.33)%

Ratios/Supplemental Data:
Net assets, end of year/period (in 000’s):	$29,194		$27,348	$34,252	$32,238	$58,449	$68,000

Ratios of expenses to average net assets (b) (d):	1.74	%(f)	1.69%	1.77%	2.42%	2.96%	2.92%
Performance fee allocation:	1.04	%(f)	1.00%	2.49%	0.03%	0.00%	0.00	%(g)
Total expenses and performance fee allocation	2.78	%(f)	2.69%	4.26%	2.45%	2.96%	2.92%

Ratios of net investment loss (c) (d):	(0.86	)%(f)	(0.76)%	(1.55)%	(2.00)%	(2.21)%	(2.23)%

(a)	Total returns are calculated for the limited partners as a whole.
(b)	The expense ratios factor in all expenses incurred by the Partnership, including dividend expense.
(c)	The net investment loss ratio is calculated before any performance fee allocation.
(d)	The computation of such ratios and total return to an individual limited partner’s capital may produce different results based on differential management fee and performance fee arrangements (as applicable) and the timing of capital transactions.
(e)	Annualized.
(f)	Not annualized.
(g)	Due to rounding.

7

MIDWOOD CAPITAL PARTNERS, L.P.

Financial Statements

December 31, 2018

(With Independent Auditors’ Report Thereon)

MIDWOOD CAPITAL PARTNERS, L.P.

9605 S. Kingston Ct. Suite 200 Englewood, CO 80112 303-721-6131 www.richeymay.com Assurance | Tax | Advisory

INDEPENDENT AUDITORS' REPORT

To the Partners of Midwood Capital Partners, L.P.

Report on the Financial Statements

We have audited the accompanying financial statements of Midwood Capital Partners, L.P. (the “Partnership”), which comprise the statement of assets, liabilities and partners’ capital, including the condensed schedule of investments, as of December 31, 2018, and the related statements of operations, changes in partners’ capital, and cash flows for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Partnership’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Midwood Capital Partners, L.P. as of December 31, 2018, and the results of its operations, changes in its partners’ capital and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Englewood, Colorado

April 5, 2019

1

MIDWOOD CAPITAL PARTNERS, L.P.

Statement of Assets, Liabilities and Partners' Capital

December 31, 2018

Assets

Investments, at fair value (cost of $24,219,762)	$27,684,819
Deposit with broker for securities sold short and margin balance	18,270,811
Total assets	$45,955,630

Liabilities and Partners’ Capital
Liabilities:
Securities sold short, at fair value (proceeds of $17,023,701)	$14,895,789
Capital withdrawals payable	3,649,541
Dividend payable	37,643
Other accrued fees	24,501
Total liabilities	18,607,474
Partners’ capital:
General Partner	63,283
Limited Partners	27,284,873
Total partners’ capital	27,348,156
Total liabilities and partners’ capital	$45,955,630

See accompanying notes to financial statements.

2

MIDWOOD CAPITAL PARTNERS, L.P.

Schedule of Investments

December 31, 2018

Security description	Shares	Fair Value (note 2)
Long positions – 101.23%*:
Common stock – 101.23%:
United States of America – 86.98%
Capital Goods – 11.50%
Armstrong World Industries Inc – 4.06%	19,019	$1,107,096
Beacon Roofing Supply Inc – 0.99%	8,573	271,936
BMC Stock Holdings Inc – 1.80%	31,859	493,177
Builders Firstsource Inc – 1.65%	41,360	451,238
GMS Inc – 1.68%	31,004	460,719
Limbach Holdings Inc – 1.32%	98,057	360,850
Commercial & Professional Services – 7.25%
CRA International Inc – 6.68%	42,930	1,826,672
Hudson Global Inc – 0.57%	115,157	155,461
Diversified Financials – 0.14%
Actua Corp – 0.14%	60,003	38,402
Food, Beverage & Tobacco – 10.27%
Craft Brew Alliance Inc – 10.27%	196,355	2,809,840
Health Care Equipment & Services – 23.10%
AMN Health Care Services Inc – 3.70%	17,871	1,012,570
Providence Service Corp – 2.49%	11,345	680,927
R1 RCM Inc – 16.91%	581,617	4,623,855
Materials – 4.94%
Ferro Corp – 4.94%	86,112	1,350,236
Media & Entertainment – 11.94%
Nexstar Media Group Inc – 11.94%	41,537	3,266,470
Pharmaceuticals, Biotechnology & Life Sciences – 1.77%
Recro Pharma Inc – 1.77%	68,027	482,992
Retailing – 7.07%
Sleep Number Corp – 5.30%	45,709	1,450,347
Tile Shop Holdings Inc – 1.77%	88,293	483,845
Technology Hardware & Equipment – 4.70%
OSI Systems Inc – 3.35%	12,494	915,811
Rogers Corp – 1.35%	3,740	370,484
Telecommunication Services – 4.30%
Boingo Wireless Inc – 4.30%	57,114	1,174,835
Total United States of America (cost $20,141,784)		23,787,763

Canada – 14.25%
Capital Goods – 10.22%
DIRTT Environmental Solutions – 10.22%	624,209	2,795,205
Telecommunication Services – 4.03%
Sierra Wireless Inc – 4.03%	82,044	1,101,851
Total Canada (cost $4,077,978)		3,897,056
Total common stock (cost $24,219,762)		27,684,819

3

MIDWOOD CAPITAL PARTNERS L.P.
Schedule of Investments
December 31, 2018

Security description	Shares	Fair value (note 2)
Long positions (continued)
Equity Right – 0.00%:
United States of America – 0.00%:
Media & Entertainment – 0.00%
Nexstar Media Group Inc – 0.00%	21,288	$—
Total Equity Right		—
Total long positions (cost $24,219,762)		$27,684,819

*	Percentages indicated are based on partners’ capital and may include rounding.

See accompanying notes to financial statements.

(continued)

4

MIDWOOD CAPITAL PARTNERS L.P.
Schedule of Investments
December 31, 2018

Security description	Shares	Fair Value (note 2)
Short positions – (54.47%)*
Common stock – (41.50)%:
United States of America – (41.50)%:
Automobiles & Components – (2.82)%
Gentex Corp – (1.72%)	23,271	$470,306
Motorcar Parts of America Inc – (0.17%)	2,804	46,659
Thor Industries Inc – (0.93%)	4,884	253,968
Commercial & Professional Services – (3.24)%
Huron Consulting Group Inc – (3.24%)	17,278	886,534
Consumer Durables & Apparel – (5.07)%
Crocs Inc – (1.44%)	15,210	395,156
Meritage Homes Corp – (1.58%)	11,759	431,790
TRI Pointe Group Inc – (2.05%)	51,277	560,458
Diversified Financials – (0.74)%
Enova International Inc – (0.74%)	10,378	201,956
Food, Beverage & Tobacco – (8.18)%
Boston Beer Co Inc – (2.48%)	2,812	677,242
Freshpet Inc – (3.33%)	28,348	911,672
National Beverage Corp – (2.37%)	9,026	647,796
Health Care Equipment & Services – (9.89)%
American Renal Associates Holdings Inc – (1.22%)	29,005	334,138
Avanos Medical Inc – (2.96%)	18,077	809,668
Cross Country Healthcare Inc – (0.76%)	28,305	207,476
Obalon Therapeutics Inc – (0.36%)	47,289	97,888
PetIQ Inc – (2.79%)	32,538	763,667
Tactile Systems Technology Inc – (1.80%)	10,811	492,441
Materials – (3.26)%
Balchem Corp – (3.26%)	11,379	891,545
Pharmaceuticals, Biotechnology & Life Sciences – (0.34)%
Cambrex Corp – (0.34%)	2,456	92,739
Real Estate – (2.20)%
Realogy Holdings Corp – (2.20%)	40,989	601,719

5

MIDWOOD CAPITAL PARTNERS L.P.
Schedule of Investments
December 31, 2018

Security description	Shares	Fair Value (note 2)
Short positions (continued)
Common stock (continued)
United States of America (continued)
Retailing – (3.84)%
1-800-Flowers.com Inc – (0.38%)	8,500	$103,955
Petmed Express Inc – (0.73%)	8,588	199,757
Sleep Number Corp – (2.73%)	23,500	745,655
Software & Services – (1.03)%
NIC Inc – (1.03%)	22,617	282,259
Technology Hardware & Equipment – (0.89)%
PAR Technology Corp – (0.89%)	11,136	242,208
Total United States of America (proceeds $13,096,502)		11,348,652

Total common stock (proceeds $13,096,502)		11,348,652

Real Estate Investment Trust – (0.48)%
United States of America – (0.48)%:
Real Estate Investment Trust – (0.48)%
Seritage Growth Properties – (-0.48%)	4,100	132,553

Exchange Traded Fund – (12.49)%
United States of America – (12.49)%:
Funds – (12.49)%
IShares Russell 2000 ETF – (12.49%)	25,501	3,414,584
Total short position (proceeds $17,023,701)		$14,895,789

*	Percentages indicated are based on partners’ capital and may include rounding.

See accompanying notes to financial statements.

6

MIDWOOD CAPITAL PARTNERS, L.P.

Statement of Operations

Year ended December 31, 2018

Income
Dividends	$158,034
Interest	147,846
Other income	167
Total income	306,047

Expenses
Management fee	(340,873)
Dividend expense	(144,095)
Other expenses	(73,063)
Total expenses	(558,031)
Net investment loss	(251,984)

Net realized gain and change in unrealized depreciation on investments
Net realized gain on sale of investments	1,073,833
Net change in unrealized depreciation on investments	(2,546,365)
Net realized and unrealized loss on investments	(1,472,532)
Net loss	$(1,724,516)

See accompanying notes to financial statements.

7

MIDWOOD CAPITAL PARTNERS, L.P.

Statement of Changes in Partners’ Capital

Year ended December 31, 2018

	General Partner	Limited Partners	Total
Balance, December 31, 2017	$790,873	$33,461,226	$34,252,099

Capital transfers	(403,470)	403,470	—
Capital contributions	—	30,000	30,000
Capital withdrawals	(324,255)	(4,885,172)	(5,209,427)
Net loss	(2,948)	(1,721,568)	(1,724,516)
Performance fee allocation	3,083	(3,083)	—
Net decrease in partners’ capital	(727,590)	(6,176,353)	(6,903,943)
Balance, December 31, 2018	$63,283	$27,284,873	$27,348,156

See accompanying notes to financial statements.

8

MIDWOOD CAPITAL PARTNERS, L.P.

Statement of Cash Flows

Year ended December 31, 2018

Cash flows from operating activities:
Net loss	$(1,724,516)
Adjustments to reconcile net loss to net cash provided by operating activities:
Net realized gain on sale of investments	(1,073,833)
Net change in unrealized depreciation on investments	2,546,365
Purchase of investments	(22,964,268)
Purchase to cover short positions	(61,826,904)
Proceeds from sale of investments	26,315,954
Proceeds from short sales positions	59,779,960
Decrease (increase) in deposits with broker for securities sold short and margin balance	865,948
Increase (decrease) in interest and dividends payable	19,639
(Decrease) increase in other accrued fees	(49,517)
Net cash provided by operating activities	1,888,828
Cash flows from financing activities:
Capital contributions, net of change in advance capital contributions	30,000
Capital withdrawals, net of change in capital withdrawals payable	(1,918,828)
Net cash used in financing activities	(1,888,828)
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of year	—

Cash and cash equivalents at end of year	$—

See accompanying notes to financial statements.

9

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2018

1.	Nature of operations and summary of significant accounting policies

Nature of Operations

Midwood Capital Partners, L.P. (the Partnership) was formed on December 1, 2003 as a Delaware limited partnership and commenced investment operations on December 1, 2003.

The General Partner of the Partnership is Midwood Capital Associates LLC (the “General Partner”). Pursuant to an investment management agreement, the Partnership is managed by Midwood Capital Management LLC (the “Investment Manager”). The Investment Manager is registered with the United States Securities and Exchange Commission as a registered investment adviser. The Partnership is designed to permit investors that are “accredited investors” as defined in Regulation D under the Securities Act and a “qualified client,” as that term is defined in Rule 205-3 under the Advisers Act.

Basis of Presentation

The financial statements are expressed in United States dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Partnership is an investment company and follows the accounting and reporting guidance in FASB Topic 946.

These financial statements were approved by management and available for issuance on April 5, 2019. Subsequent events have been evaluated through this date.

Investments in Securities and Securities Sold Short

Investments in securities and securities sold short that are traded on an exchange are valued at their last reported sales price as of the measurement date. Many securities traded over-the-counter (OTC) have bid and ask prices that can be observed. Bid prices reflect the highest price that the market participants are willing to pay for an asset. Ask prices represent the lowest price that the market participants are willing to accept for an asset. For securities whose inputs are based on bid/ask prices, the Partnership’s valuation policies do not require that fair value always be a predetermined point in the bid/ask range. The Partnership’s policy for securities traded in the OTC markets and listed securities for which no sale was reported on that date are generally valued at their last reported “bid” price if held long, and last reported “ask” price if sold short. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

Dividends and Interest

The Partnership records dividend income and expense on the ex-dividend date and interest income and expense on the accrual basis.

Realized Gains and Losses

For the purpose of determining gains and losses on the sale of investments, the Partnership specifically identifies securities sold. Realized gains and losses are recorded on the trade date of the sale transaction.

10

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2018

1.	Nature of operations and summary of significant accounting policies (continued)

Foreign Currency Translation and Foreign Investments

The accounting records of the Partnership are maintained in U.S. dollars. Investments in securities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at the end of the reporting period. Purchases and sales of investments in securities are translated at the rates of exchange prevailing when such securities were acquired or sold.

Translation adjustments arising from differences between the measurement of assets and liabilities denominated in a foreign currency as of the date of the accompanying statement of assets, liabilities and partners' capital and during the year are included as a separate component of net unrealized gain (loss) on investments on the accompanying statement of operations.

The Partnership Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statement of operations.

Net realized gains and losses on foreign currency transactions represent gains and losses from sales, disposition of foreign currencies, and currency gains and losses realized on securities transactions.

Derivative Financial Instruments

The Partnership may occasionally purchase long and sell short positions of options, rights, warrants and other derivatives. To the extent held by the Partnership, options are reported at fair value and are valued based on quoted prices from the exchange and are generally categorized in Level 1 or 2 of the fair value hierarchy. To the extent held by the Partnership, rights and warrants are reported at fair value. Rights and warrants that are traded on an exchange are valued at their last reported sales price as of the measurement date and are generally classified in Level 1 in the fair value hierarchy. The fair value of OTC rights and warrants is determined using various option pricing models and are generally classified in Level 2 or 3 in the fair value hierarchy.

As of December 31, 2018, the Partnership did not hold any options, warrants or other derivatives apart from equity rights, which were valued at $0 as of December 31, 2018. For the year ended December 31, 2018, the Partnership had no activity in options, warrants or other derivatives apart from equity rights.

Income Taxes

The Partnership is treated as a pass through entity and does not record a provision for U.S. federal, state, or local income taxes because the partners report their share of the Partnership’s income or loss on their income tax returns.

11

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2018

1.	Nature of operations and summary of significant accounting policies (continued)

Income Taxes (continued)

FASB ASC Topic 740, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the accompanying financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken in the course of preparing the Partnership’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as tax expense in the current year. The prior three tax years remain open to examination by all applicable jurisdictions in which the Partnership is subject to tax. The Partnership has assessed its tax positions for all open tax years for all applicable jurisdictions, and based on the analysis, the Partnership concluded it has no material uncertain tax positions to be recorded at this time.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Partnership’s management to make estimates and assumptions that affect the amounts disclosed in the financial statements. Actual results could differ from those estimates.

2.	Disclosure of Fair Value Measurement

The Partnership adopted the Fair Value Measurements provision, which requires the Partnership to classify its assets and liabilities based on valuation methods using three levels. Level 1 values are based on quoted prices in active markets for identical investments. Level 2 values are based on significant observable market inputs, such as quoted prices for similar investments and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Partnership’s determination of assumptions that market participants might reasonably use in valuing the investments. In certain cases, both observable and unobservable inputs may be used to determine the fair value of investments, and, in such cases, an investment’s level within fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The valuation levels are not necessarily an indication of risk or liquidity associated with the underlying investments.

12

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2018

2.	Disclosure of Fair Value Measurement (continued)

The following table presents the Partnership’s valuation levels as of December 31, 2018. Refer to the condensed schedule of investments for disaggregation of investments in securities:

	Level 1	Level 2	Level 3	Balance as of December 31, 2018
Assets – investments, at fair value:
Common stock	$27,646,417	$38,402	$—	$27,684,819
Equity right	—	—	—	—
Total	$27,646,417	$38,402	$—	$27,684,819
Liabilities – securities sold short, at fair value:
Common stock	$11,348,652	$—	$—	$11,348,652
Exchange traded fund	3,414,584	—	—	3,414,584
Real Estate Investment Trust	132,553	—	—	132,553
Total	$14,895,789	$—	$—	$14,895,789

There were no transfers between Level 1, Level 2 and Level 3 during 2018.

3.	Related Parties

The Investment Manager of the Partnership receives a management fee, payable on the first day of each month in advance, and equal to one-twelfth (1/12) of one and a half percent (1.5%) of the net asset value of the limited partners. The Investment Manager may in its sole discretion waive or reduce the management fee applicable to a particular limited partner’s assets.

For the year ended December 31, 2018, management fees were not charged for eleven limited partners, seven who were also members of the General Partner. At December 31, 2018, the total partnership balances of these limited partners equaled $8,011,728.

4.	Partnership Capital

(a)     Allocation of Partnership Profits

Generally, profits and losses are allocated to the partners of the Partnership in proportion to their capital accounts. On an annual basis, the General Partner has a right to a performance fee allocation from each limited partner equal to 20% of the difference between the value of each limited partner’s capital account at year end and that limited partner’s high water mark. Generally, the high water mark is the limited partner’s capital account balance after the previous performance fee allocation made from the limited partner’s capital account balance adjusted for contributions and withdrawals.

13

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2018

4.        Partnership Capital (continued)

(a)      Allocation of Partnership Profits (continued)

In cases where a limited partner’s capital account has yet to be debited for a performance fee allocation, the high water mark is equal to that limited partner’s capital contributions less capital withdrawals.

For the year ended December 31, 2018, a performance fee allocation was made in the amount of $3,083.

(b)       Contributions

The Partnership will accept contributions on the first day of each month, subject to the discretion of the General Partner. All contributions of limited partners shall be in cash or, with the consent of the General Partner, marketable securities.

(c)       Withdrawals

A limited partner will have the right to withdraw any amount out of its capital account on the last day of any quarter with a one year soft lockup period subject to a 3% early withdrawal fee, provided that the General Partner has received notice of withdrawal at least 90 days prior to the effective date of withdrawal.

(d)       Withdrawals Payable

Capital withdrawals are recognized as liabilities when the amount requested in the withdrawal notice becomes fixed, which is generally the last day of a fiscal quarter. As a result, withdrawals paid after the end of the year, based on net asset balances at year-end, are included in amounts payable to the Partnership. Withdrawal notices received for which the dollar amount is not fixed remain in partners’ capital until the amount is determined.

5.       Deposits with brokers

The Partnership executes securities transactions and enters into security positions through certain securities brokers. Amounts may be restricted to the extent that they serve as deposits for securities sold short. The Partnership is subject to counterparty risk to the extent that a broker with whom it conducts business may be unable to fulfill contractual obligations on the Partnership's behalf. The General Partner monitors the financial condition of such brokers and does not anticipate any losses from these counterparties. As of December 31, 2018, the cash deposit amounts due from brokers totaled $18,270,811 and the margin borrowing amounts due to brokers totaled $0.

6.       Financial Instruments

In the normal course of business, the Partnership enters into transactions in financial instruments with off-balance-sheet risk in connection with its normal trading activities. These financial instruments contain off-balance-sheet risk in as much as the ultimate settlement of these transactions may exceed the amounts which are recognized in the financial statements at December 31, 2018.

The Partnership may make short sales whereby a security is sold that it does not own in anticipation of a decline in the market value of that security. To enter a short sale, the Partnership may need to borrow the security for delivery to the buyer.

14

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2018

6.        Financial Instruments (continued)

On each day the short sale is open, the liability for the obligation to replace the borrowed security is marked-to-market and an unrealized gain or loss equal to the difference between the price at which the security was sold and the cost of replacing the borrowed security is recorded.

While the transaction is open, the Partnership will also incur an expense for any accrued dividends or interest which is paid to the lender of the securities. The Partnership has recorded this obligation in securities sold short at fair value at December 31, 2018, which amounted to $14,895,789.

7.        Foreign Investment Risk and Concentration of Investments

The Partnership invests in non-U.S. securities and is exposed to the certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Partnership invests could adversely affect the dividend yield, total return earned on and the value of the foreign securities. In addition, if the value of any foreign currency in which the Partnership’s investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of the Partnership may decline as well. Certain foreign countries may have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

At any given time, the Partnership may have a substantial portion of its assets invested in a group of securities having nearly the same risk characteristics. As of December 31, 2018, the Partnership’s investments did not constitute a diversified portfolio. This concentration of investments combined with the Partnership’s potential use of leverage represents a substantial source of risk to Partnership capital.

8.       Financial Highlights

The Partnership follows the provisions of GAAP and the revised AICPA Audit and Accounting Guide for Investment Companies which requires the Partnership to disclose certain financial information (Financial Highlights) for the Partnership’s most recent fiscal year. Accordingly, for the year ended December 31, 2018, the Partnership’s net investment loss and expense ratios for the limited partners, based on their average capital balances, were as follows:

2018

Net investment loss ratio	(0.76)%

Expense ratio	(1.69)%
Performance fee allocation	(0.01)%
Total expenses and performance fee allocation	(1.70)%

15

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2018

8.       Financial Highlights (continued)

The total return based on the change in value during the year for the limited partners was as follows:

2018

Total return before performance fee allocation	(5.30)%
Performance fee allocation	0.00%
Total return after performance fee allocation	(5.30)%

The expense ratio factors in all expenses incurred by the Partnership, including dividend expense. The ratios and total return are calculated for the limited partners as a whole. The net investment loss ratio is calculated before any performance fee allocation. The computation of such ratios and total return to an individual limited partner’s capital may produce different results based on differential management fee and performance fee arrangements (as applicable) and the timing of capital transactions.

9.       Subsequent Events

Management has evaluated subsequent events through April 5, 2019, the date financial statements were available to be issued. Management has determined that there are no material events that would require adjustment to, or disclosure in, the Partnership’s financial statements.

16

MIDWOOD CAPITAL PARTNERS, L.P.

Financial Statements

December 31, 2017

(With Independent Auditors’ Report Thereon)

MIDWOOD CAPITAL PARTNERS, L.P.

KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Independent Auditors’ Report

The Partners of

Midwood Capital Partners, L.P.:

We have audited the accompanying financial statements of Midwood Capital Partners, L.P., which comprise the statements of assets, liabilities and partners’ capital including the condensed schedule of investments, as of December 31, 2017, and the related statements of operations, changes in partners’ capital, and cash flows for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Midwood Capital Partners, L.P. as of December 31, 2017, and the results of its operations, changes in its partners’ capital and its cash flows for the year then ended in accordance with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 20, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

MIDWOOD CAPITAL PARTNERS, L.P.

Statements of Assets, Liabilities and Partners' Capital

December 31, 2017

2017
Assets

Investments, at fair value (cost of $24,424,849)	$33,335,849
Deposit with broker for securities sold short and margin balance	19,140,711
Total assets	$52,476,560

Liabilities and Partners’ Capital

Liabilities:
Securities sold short, at fair value (proceeds of $16,997,879)	$17,769,545
Payable for securities purchased	3,952
Capital withdrawals payable	358,942
Interest and dividends payable	18,004
Other accrued fees	74,018
Total liabilities	18,224,461
Partners’ capital:
General Partner	790,873
Limited Partners	33,461,226
Total partners’ capital	34,252,099
Total liabilities and partners’ capital	$52,476,560

See accompanying notes to financial statements.

2

MIDWOOD CAPITAL PARTNERS, L.P.

Condensed Schedule of Investments

December 31, 2017

		Fair value
Security description	Shares	(note 2)
Long positions – 97.33%*:
Common stock – 97.33%:
United States of America – 91.69%:
Capital Goods – 18.34%
Armstrong World Industries Inc – 7.35%	41,578	$2,517,548
NCI Building Systems Inc – 6.77%	120,190	2,319,667
Others – 4.22%		1,443,228
Commercial & Professional Services – 3.53%		1,209,290
Health Care Equipment & Services – 13.97%
AMN Healthcare Services Inc – 5.36%	37,250	1,834,563
R1 RCM Inc – 5.79%	449,481	1,982,211
Others – 2.82%		966,651
Materials – 13.98%
Ferro Corp – 5.42%	78,683	1,856,132
Others – 8.56%		2,932,242
Media – 9.36%
Nexstar Media Group Inc – 9.36%	40,984	3,204,948
Retailing – 5.87%
Sleep Number Corp – 5.87%	53,517	2,011,704
Software & Services – 2.50%		857,858
Technology Hardware & Equipment – 6.82%		2,334,644
Telecommunication Services – 5.84%
Boingo Wireless Inc – 5.84%	88,948	2,001,330
Food, Beverage & Tobacco – 9.25%
Craft Brew Alliance Inc – 9.25%	165,087	3,169,669
Consumer Durables & Apparel – 2.23%		765,445
Total United States of America (cost $22,865,618)		31,407,130
Canada – 5.64%:
Capital Goods – 5.64%
DIRTT Environmental Solutions – 5.64%	358,859	1,928,719
Total Canada (cost $1,559,231)		1,928,719
Total common stock (cost $24,424,849)		33,335,849
Equity Right – 0.00%:
United States of America – 0.00%:
Total United States of America		—
Total Equity Right		—
Total long positions (cost $24,424,849)		$33,335,849

* Percentages indicated are based on partners’ capital and may include rounding.

See accompanying notes to financial statements.

(Continued)

3

MIDWOOD CAPITAL PARTNERS L.P.

Condensed Schedule of Investments

December 31, 2017

Security description	Shares	Fair value (note 2)
Short positions – (51.88%)*
Common stock – (51.88)%:
United States of America – (51.88)%:
Automobiles & Components – (3.98)%		$1,365,968
Capital Goods – (0.90)%		308,796
Commercial & Professional Services – (1.71)%		585,635
Consumer Durables & Apparel – (2.46)%		841,276
Consumer Services – (2.31)%		791,004
Food & Staples Retailing – (2.28)%		781,745
Food, Beverage & Tobacco – (2.94)%		1,007,142
Health Care Equipment & Services – (0.46)%		157,275
Materials – (9.94)%		3,403,946
Pharmaceuticals, Biotechnology & Life Sciences – (3.07)%		1,050,096
Retailing – (7.33)%		2,511,622
Software & Services – (6.54)%		2,239,673
Technology Hardware & Equipment – (6.02)%		2,062,342
Telecommunication Services – (0.75)%		255,236
Transportation – (1.19)%		407,789
Total United States of America (proceeds $16,997,879)		17,769,545

Total common stock (proceeds $16,997,879)		17,769,545
Total short positions (proceeds $16,997,879)		$17,769,545

*	Percentages indicated are based on partners’ capital and may include rounding.

See accompanying notes to financial statements.

4

MIDWOOD CAPITAL PARTNERS, L.P.

Statements of Operations

Year ended December 31, 2017

2017
Income
Interest	$15,702
Dividends	54,453
Other income	165
Total income	70,320

Expenses
Interest and dividend expense	(107,423)
Management fee	(337,870)
Other expenses	(125,834)
Total expenses	(571,127)
Net investment loss	(500,807)

Net realized and change in unrealized appreciation and depreciation on investments
Net realized gain on sale of investments	2,680,247
Total realized gain	2,680,247

Net change in unrealized appreciation on investments	5,159,949
Total change in unrealized appreciation	5,159,949
Net realized and unrealized gain on investments	7,840,196
Net gain	$7,339,389

See accompanying notes to financial statements.

5

MIDWOOD CAPITAL PARTNERS, L.P.

Statements of Changes in Partners’ Capital

Year ended December 31, 2017

	General Partner	Limited Partners	Total
Balance, December 31, 2016	$15,424	32,223,041	32,238,465
Capital contributions	—	25,424	25,424
Capital withdrawals	(33,470)	(5,317,709)	(5,351,179)
Net gain	4,017	7,335,372	7,339,389
Performance fee allocation	804,902	(804,902)	—
Net increase in partners’ capital	775,449	1,238,185	2,013,634
Balance, December 31, 2017	$790,873	33,461,226	34,252,099

See accompanying notes to financial statements.

6

MIDWOOD CAPITAL PARTNERS, L.P.

Statements of Cash Flows

Year ended December 31, 2017

2017
Cash flows from operating activities:
Net gain	$7,339,389
Adjustments to reconcile net gain to net cash provided by operating activities:
Net realized gain on sale of investments	(2,680,247)
Change in unrealized appreciation on investments	(5,159,949)
Purchase of investments	(17,763,403)
Purchase to cover short positions	(59,221,273)
Proceeds from sale of investments	25,245,977
Proceeds from short sales positions	62,624,384
Decrease (increase) in deposits with broker for securities sold short and margin balance	3,787,443
Decrease (increase) in receivable for securities sold	519,599
Decrease (increase) in dividend receivable	579
(Decrease) increase in payable for securities purchased	(165,737)
Increase in interest and dividends payable	6,657
(Decrease) increase in management fees payable	(3,922)
(Decrease) increase in other accrued fees	(18,878)
Net cash provided by operating activities	$14,510,619
Cash flows from financing activities:
Capital contributions, net of change in advance capital contributions	25,424
Capital withdrawals, net of change in capital withdrawals payable	(14,536,043)
Net cash used in by financing activities	$(14,510,619)
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of year	—

Cash and cash equivalents at end of year	$—

See accompanying notes to financial statements.

7

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2017

1.	Nature of operations and summary of significant accounting policies

 Nature of Operations

Midwood Capital Partners, L.P. (the Partnership) was formed on December 1, 2003 as a Delaware limited partnership and commenced investment operations on December 1, 2003.

The General Partner of the Partnership is Midwood Capital Associates LLC (the “General Partner”). Pursuant to an investment management agreement, the Partnership is managed by Midwood Capital Management LLC (the “Investment Manager”). The Investment Manager is registered with the United States Securities and Exchange Commission as a registered investment adviser. The Partnership is designed to permit investors that are “accredited investors” as defined in Regulation D under the Securities Act and a “qualified client,” as that term is defined in Rule 205-3 under the Advisers Act.

Basis of Presentation

The financial statements are expressed in United States dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Partnership is an investment company and follows the accounting and reporting guidance in FASB Topic 946.

These financial statements were approved by management and available for issuance on April 20, 2018. Subsequent events have been evaluated through this date.

Investments in Securities and Securities Sold Short

Investments in securities and securities sold short that are traded on an exchange are valued at their last reported sales price as of the measurement date. Many securities traded over-the-counter (OTC) have bid and ask prices that can be observed. Bid prices reflect the highest price that the market participants are willing to pay for an asset. Ask prices represent the lowest price that the market participants are willing to accept for an asset. For securities whose inputs are based on bid/ask prices, the Partnership’s valuation policies do not require that fair value always be a predetermined point in the bid/ask range. The Partnership’s policy for securities traded in the OTC markets and listed securities for which no sale was reported on that date are generally valued at their last reported “bid” price if held long, and last reported “ask” price if sold short. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

Dividends and Interest

The Partnership records dividend income and expense on the ex-dividend date and interest income and expense on the accrual basis.

Realized Gains and Losses

For the purpose of determining gains and losses on the sale of investments, the Partnership specifically identifies securities sold. Realized gains and losses are recorded on the trade date of the sale transaction.

8

 MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2017

1.	Nature of operations and summary of significant accounting policies (continued)

Foreign Currency Translation and Foreign Investments

The accounting records of the Partnership are maintained in U.S. dollars. Investments in securities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at the end of the reporting period. Purchases and sales of investments in securities are translated at the rates of exchange prevailing when such securities were acquired or sold.

Translation adjustments arising from differences between the measurement of assets and liabilities denominated in a foreign currency as of the date of the accompanying statement of assets, liabilities and partners’ capital and during the year are included as a separate component of net unrealized gain (loss) on investments on the accompanying statement of operations.

The Partnership Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statement of operations.

Net realized gains and losses on foreign currency transactions represent gains and losses from sales, disposition of foreign currencies, and currency gains and losses realized on securities transactions.

Derivative Financial Instruments

The Partnership may occasionally purchase long and sell short positions of options, rights, warrants and other derivatives. To the extent held by the Partnership, options are reported at fair value and are valued based on quoted prices from the exchange and are generally categorized in Level 1 or 2 of the fair value hierarchy. To the extent held by the Partnership, rights and warrants are reported at fair value. Rights and warrants that are traded on an exchange are valued at their last reported sales price as of the measurement date and are generally classified in Level 1 in the fair value hierarchy. The fair value of OTC rights and warrants is determined using various option pricing models and are generally classified in Level 2 or 3 in the fair value hierarchy.

As of December 31, 2017, the Partnership did not hold any options, warrants or other derivatives apart from equity rights. For the year ended December 31, 2017, the Partnership had no activity in options, warrants or other derivatives apart from equity rights.

Income Taxes

The Partnership is treated as a pass through entity and does not record a provision for U.S. federal, state, or local income taxes because the partners report their share of the Partnership’s income or loss on their income tax returns.

9

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2017

1.	Nature of operations and summary of significant accounting policies (continued)

Income Taxes (continued)

FASB ASC Topic 740, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the accompanying financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken in the course of preparing the Partnership’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as tax expense in the current year. The prior three tax years remain open to examination by all applicable jurisdictions in which the Partnership is subject to tax. The Partnership has assessed its tax positions for all open tax years for all applicable jurisdictions, and based on the analysis, the Partnership concluded it has no material uncertain tax positions to be recorded at this time.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Partnership’s management to make estimates and assumptions that affect the amounts disclosed in the financial statements. Actual results could differ from those estimates.

2.	Disclosure of Fair Value Measurement

The Partnership adopted the Fair Value Measurements provision, which requires the Partnership to classify its assets and liabilities based on valuation methods using three levels. Level 1 values are based on quoted prices in active markets for identical investments. Level 2 values are based on significant observable market inputs, such as quoted prices for similar investments and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Partnership’s determination of assumptions that market participants might reasonably use in valuing the investments. In certain cases, both observable and unobservable inputs may be used to determine the fair value of investments, and, in such cases, an investment’s level within fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The valuation levels are not necessarily an indication of risk or liquidity associated with the underlying investments.

10

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2017

2.	Disclosure of Fair Value Measurement (continued)

 The following table presents the Partnership’s valuation levels as of December 31, 2017. Refer to the condensed schedule of investments for disaggregation of investments in securities:

	Level 1	Level 2	Level 3	Balance as of December 31, 2017
Assets – investments, at fair value:
Common stock	$33,335,849	—	—	33,335,849
Total	$33,335,849	—	—	33,335,849
Liabilities – securities sold short, at fair value:
Common stock	$17,769,545	—	—	17,769,545
Total	$17,769,545	—	—	17,769,545

 There were no transfers between Level 1, Level 2 and Level 3 during 2017.

3.	Related Parties

The General Partner of the Partnership receives a management fee, payable on the first day of each month in advance, and equal to one-twelfth (1/12) of one and a half percent (1.5%) of the net asset value of the limited partners. The General Partner may in its sole discretion waive or reduce the management fee applicable to a particular limited partner’s assets.

For the year ended December 31, 2017, management fees were not charged for eleven limited partners, seven who were also members of the General Partner. At December 31, 2017, the total partnership balances of these limited partners equaled 21.44%.

4.	Partnership Capital
(a)	Allocation of Partnership Profits

Generally, profits and losses are allocated to the partners of the Partnership in proportion to their capital accounts. On an annual basis, the General Partner has a right to a performance fee allocation from each limited partner equal to 20% of the difference between the value of each limited partner’s capital account at year end and that limited partner’s high water mark. Generally, the high water mark is the limited partner’s capital account balance after the previous performance fee allocation made from the limited partner’s capital account balance adjusted for contributions and withdrawals.

11

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2017

4.	Partnership Capital (continued)
(a)	Allocation of Partnership Profits (continued)

In cases where a limited partner’s capital account has yet to be debited for a performance fee allocation, the high water mark is equal to that limited partner’s capital contributions.

For the year ended December 31, 2017, a performance fee allocation was made in the amount of $804,902.

(b)	Contributions

The Partnership will accept contributions on the first day of each month, subject to the discretion of the General Partner. All contributions of limited partners shall be in cash or, with the consent of the General Partner, marketable securities.

(c)	Withdrawals

A limited partner will have the right to withdraw any amount out of its capital account on the last day of any quarter with a one year soft lockup period subject to a 3% early withdrawal fee, provided that the Partnership has received notice of withdrawal at least 90 days prior to the effective date of withdrawal.

5.	Deposits with brokers

Deposits with brokers include cash balances held with brokers and margin borrowings. Amounts may be restricted to the extent that they serve as deposits for securities sold short. As at December 31, 2017, margin borrowings of $19,140,711 are collateralized by certain securities and cash balances held by the Partnership. The Partnership is subject to interest on margin accounts as determined by the brokers and counterparties based on market rates.

6.	Financial Instruments

In the normal course of business, the Partnership enters into transactions in financial instruments with off-balance-sheet risk in connection with its normal trading activities. These financial instruments contain off-balance-sheet risk in as much as the ultimate settlement of these transactions may exceed the amounts which are recognized in the financial statements at December 31, 2017.

The Partnership may make short sales whereby a security is sold that it does not own in anticipation of a decline in the market value of that security. To enter a short sale, the Partnership may need to borrow the security for delivery to the buyer.

On each day the short sale is open, the liability for the obligation to replace the borrowed security is marked-to-market and an unrealized gain or loss equal to the difference between the price at which the security was sold and the cost of replacing the borrowed security is recorded.

While the transaction is open, the Partnership will also incur an expense for any accrued dividends or interest which is paid to the lender of the securities. The Partnership has recorded this obligation in securities sold short at fair value at December 31, 2017, which amounted to $17,769,545.

12

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2017

7.	Foreign Investment Risk and Concentration of Investments

The Partnership invests in non-U.S. securities and is exposed to the certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Partnership invests could adversely affect the dividend yield, total return earned on and the value of the foreign securities. In addition, if the value of any foreign currency in which the Partnership’s investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of the Partnership may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

At any given time, the Partnership may have a substantial portion of its assets invested in a group of securities having nearly the same risk characteristics. As of December 31, 2017, the Partnership’s investments did not constitute a diversified portfolio. This concentration of investments combined with the Partnership’s potential use of leverage represents a substantial source of risk to Partnership capital.

8.	Financial Highlights

The Partnership follows the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the Partnership to disclose certain financial information (Financial Highlights) for the Partnership’s most recent fiscal years. Accordingly, for the years ended December 31, 2017, the Partnership’s net investment loss and expense ratios for the limited partners, based on their average capital balances, were as follows:

2017

Net investment loss ratio	(1.55)%

Expense ratio	(1.77)%
Performance fee allocation	(2.49)%
Total expenses and performance fee allocation	(4.26)%

The total return based on the change in value during the year for the limited partners was as follows:

2017
Total return before performance fee allocation	25.03%
Performance fee allocation	(2.79)%
Total return after performance fee allocation	22.24%

The expense ratio factors in all expenses incurred by the Partnership, including dividend expense. The ratios and total return are calculated for the limited partners as a whole. The net investment loss ratio is calculated before any performance fee allocation. The computation of such ratios and total return to an individual limited partner’s capital may produce different results based on differential management fee and performance fee arrangements (as applicable) and the timing of capital transactions.

13

MIDWOOD CAPITAL PARTNERS, L.P.

Notes to Financial Statements

December 31, 2017

9.	Subsequent Events

From January 1, 2018 through April 20, 2018, the Fund recorded additional subscription of approximately $30,000 and had additional capital redemptions of approximately $398,658.

14

Midwood Capital Partners, L.P.

Schedule of Investments

December 31, 2017

MIDWOOD CAPITAL PARTNERS, L.P.
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)	ANNUAL REPORT

COMMON STOCK - 65.44%	Shares	Value

Beverages - 9.25%
Craft Brew Alliance, Inc. (a)	165,087	$3,169,670
		3,169,670
Building Materials - 18.93%
Armstrong World Industries, Inc.	41,578	2,517,548
Cornerstone Building Brands, Inc. (a)	120,190	2,319,667
US Concrete, Inc. (a)	19,690	1,647,069
		6,484,284
Chemicals - 7.37%
Ferro Corp. (a)	78,683	1,856,132
Rogers Corp. (a)	4,115	666,301
		2,522,433
Commercial Services - 14.67%
AMN Healthcare Services, Inc. (a)	37,250	1,834,562
CRA International, Inc.	26,903	1,209,290
R1 RCM, Inc. (a)	449,481	1,982,211
		5,026,063
Electronics - 4.87%
OSI Systems, Inc. (a)	25,914	1,668,343

Hand & Machine Tools - 1.12%
Milacron Holdings Corp. (a)	20,024	383,259

Healthcare - Products - 2.82%
Invacare Corp.	57,368	966,651

Home Furnishings - 8.11%
Sleep Number Corp. (a)	53,517	2,011,704
Tempur Sealy International, Inc. (a)	12,210	765,445
		2,777,149
Internet - 5.84%
Boingo Wireless, Inc. (a)	88,948	2,001,330

Media - 9.36%
Nexstar Media Group, Inc.	40,984	3,204,949

Miscellaneous Manufacturing - 5.63%
DIRTT Environmental Solutions - Canada (a)	358,859	1,928,719

Oil & Gas - 3.75%
Trecora Resources (a)	95,198	1,285,173

Retail - 3.10%
BMC Stock Holdings, Inc. (a)	41,896	1,059,969

Software - 2.51%
Brightcove, Inc. (a)	120,825	857,857

TOTAL COMMON STOCK (Cost $24,424,849)		33,335,849

EQUITY RIGHTS - 0.00%
Media General, Inc. (a)	21,288	—

TOTAL EQUITY RIGHTS (Cost $0)		—

TOTAL INVESTMENTS, AT VALUE (Cost $24,424,849) - 97.33%		33,335,849

SECURITIES SOLD SHORT (Proceeds $16,997,879) - (51.88%) (d)		(17,769,545)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 54.55%		18,685,795

NET ASSETS - 100%		$34,252,099

(a) Non-income producing security.

15

MIDWOOD CAPITAL PARTNERS, L.P.
SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT
December 31, 2017 (Unaudited)	ANNUAL REPORT

SECURITIES SOLD SHORT - (51.88)%

COMMON STOCK - (51.88)%	Shares	Value

Apparel - (1.22)%
Crocs, Inc.	33,078	$418,106

Beverages - (1.25)%
National Beverage Corp.	4,377	426,495

Biotechnology - (3.07)%
Cambrex Corp.	21,877	1,050,096

Chemicals - (6.00)%
Balchem Corp.	11,842	954,465
Innophos Holdings, Inc.	23,562	1,101,052
		2,055,517
Commercial Services - (3.87)%
2U, Inc.	5,174	333,775
Hertz Global Holdings, Inc.	18,452	407,789
Huron Consulting Group, Inc.	14,478	585,635
		1,327,199
Electronics - (2.47)%
Gentex Corp.	40,456	847,553

Engineering & Construction - (0.90)%
Aegion Corp.	12,143	308,796

Food - (2.28)%
Smart & Final Stores, Inc.	23,480	200,754
Sprouts Farmers Market, Inc.	23,860	580,991
		781,745
Healthcare - Services - (0.46)%
AAC Holdings, Inc.	17,475	157,275

Home Builders - (1.51)%
Winnebago Industries, Inc.	9,324	518,414

Home Furnishings - (2.58)%
Sleep Number Corp.	23,500	883,365

Internet - (5.02)%
ANGI Homeservices, Inc.	64,558	675,277
Endurance International Group Holdings, Inc.	79,341	666,464
Snap, Inc.	25,752	376,237
		1,717,978
Miscellaneous Manufacturing - (1.81)%
Myers Industries, Inc.	31,760	619,320

Oil & Gas - (2.13)%
Trecora Resources	54,008	729,108

Retail - (9.02)%
Dine Brands Global, Inc.	9,013	457,230
Freshpet, Inc.	30,641	580,647
Hibbett Sports, Inc.	25,134	512,734
PetMed Express, Inc.	24,517	1,115,524
Vera Bradley, Inc.	34,743	423,170
		3,089,305
Software - (2.42)%
Avid Technology, Inc.	57,174	308,168
Progress Software Corp.	12,255	521,695
		829,863
Telecommunications - (5.87)%
Harmonic, Inc.	159,731	670,870
Spok Holdings, Inc.	16,309	255,236
ViaSat, Inc.	14,473	1,083,304
		2,009,410

TOTAL COMMON STOCK (Proceeds $16,997,879)		17,769,545

TOTAL SECURITIES SOLD SHORT (Proceeds $16,997,879)		$17,769,545

16

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust (“Trust Instrument”).[1]
(a)(2)	Certificate of Amendment to the Trust Instrument.[4]
(b)	By-Laws. [1]
(c)	Articles III, V and VI of the Trust Instrument, Exhibit 28(a)(1) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Investment Advisory Agreement between the Registrant, on behalf of the Stringer Growth Fund and Stringer Moderate Growth Fund (the “Stringer Funds”), and Stringer Asset Management, LLC, as Adviser.[10]
(d)(2)

Investment Advisory Agreement between the Registrant, on behalf of the IMS Capital Value Fund, IMS Strategic Income Fund and IMS Dividend Growth Fund (the “IMS Funds”), and IMS Capital Management, Inc., as Adviser.[8]

(d)(3)

Interim Investment Advisory Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund), and FinTrust Capital Advisors, LLC, as Adviser[31]

(d)(4)

Investment Advisory Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund), and FinTrust Capital Advisors, LLC, as Adviser.[31]

(d)(5)	Investment Advisory Agreement between the Registrant, on behalf of the Crow Point Alternative Income Fund, and Crow Point Partners, LLC, as Adviser.[23]
(d)(6)	Investment Advisory Agreement between the Registrant, on behalf of the EAS Crow Point Alternatives Fund, and Crow Point Partners, LLC, as Adviser.[23]
(d)(7)

Investment Advisory Agreement between the Registrant, on behalf of the Crow Point Global Tactical Allocation Fund (formerly known as the Crow Point Defined Risk Global Equity Income Fund) (together with the Crow Point Alternative Income Fund and the EAS Crow Point Alternatives Fund, the “Crow Point Funds”), and Crow Point Partners, LLC, as Adviser.[23]

(d)(8)	Investment Advisory Agreement between the Registrant, on behalf of the RVX Emerging Markets Equity Fund, and Crow Point Partners, LLC, as Adviser.[31]
(d)(9)	Investment Sub-Advisory Agreement between Crow Point Partners, LLC and RVX Asset Management LLC, on behalf of the RVX Emerging Markets Equity Fund.[27]

(d)(10)	Investment Sub-Advisory Agreement between Crow Point Partners, LLC and Winthrop Capital Management, LLC, on behalf of the Crow Point Alternative Income Fund.[35]
(d)(11)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Midwood Long/Short Equity Fund, and Crow Point Partners, LLC, as Adviser.[37]
(d)(12)	Form of Investment Sub-Advisory Agreement between Crow Point Partners, LLC and Midwood Capital Management LLC, on behalf of the Midwood Long/Short Equity Fund.[37]
(e)(1)	Distribution Agreement between the Registrant, on behalf of the Stringer Funds, and Matrix 360 Distributors, LLC, as Distributor.[14]
(e)(2)	Distribution Agreement between the Registrant, on behalf of the IMS Funds, and Matrix 360 Distributors, LLC, as Distributor.[27]
(e)(3)

Distribution Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund), and Matrix 360 Distributors, LLC, as Distributor.[11]

(e)(4)	Distribution Agreement between the Registrant, on behalf of the Crow Point Funds, and Matrix 360 Distributors, LLC, as Distributor.[23]
(e)(5)	Distribution Agreement between the Registrant, on behalf of the RVX Emerging Markets Equity Fund, and Matrix 360 Distributors, LLC, as Distributor.[27]
(e)(6)	Form of Distribution Agreement between the Registrant, on behalf of the Midwood Long/Short Equity Fund, and Matrix 360 Distributors, LLC, as Distributor.[37]
(f)	Not Applicable.
(g)(1)	Custodian Agreement between the Registrant, on behalf of the Stringer Growth Fund, and Fifth Third Bank, as Custodian.[5]
(g)(2)	First Amendment to Custodian Agreement between the Registrant, on behalf of the Stringer Moderate Growth Fund, and Fifth Third Bank, as Custodian.[10]
(g)(3)	Custodian Agreement between the Registrant, on behalf of the IMS Funds, and Huntington National Bank, as Custodian.[8]

(g)(4)

Exhibit A to the Custodian Agreement between the Registrant, on behalf of FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund), and Fifth Third Bank, as Custodian.[15]

(g)(5)	Custodian Agreement between the Registrant, on behalf of the Crow Point Alternative Income Fund, and Fifth Third Bank, N.A., as Custodian.[31]
(g)(6)	Custodian Agreement between the Registrant, on behalf of the EAS Crow Point Alternatives Fund, and Fifth Third Bank, N.A., as Custodian.[31]
(g)(7)

Custodian Agreement between the Registrant, on behalf of the Crow Point Global Tactical Allocation Fund (formerly known as the Crow Point Defined Risk Global Equity Income Fund), and Fifth Third Bank, N.A., as Custodian.[31]

(g)(8)	Global Custody between the Registrant, on behalf of the RVX Emerging Markets Equity Fund, and MUFG Union Bank, N.A., as Custodian.[27]
(g)(9)	Custodian Agreement between the Registrant, on behalf of the Midwood Long/Short Equity Fund, and Fifth Third Bank, N.A., as Custodian.[38]
(h)(1)	Investment Company Services Agreement between the Registrant, on behalf of the Stringer Funds, and M3Sixty Administration, LLC, as Administrator.[10]
(h)(2)	Investment Company Services Agreement between the Registrant, on behalf of the IMS Funds, and M3Sixty Administration, LLC, as Administrator.[12]
(h)(3)

Investment Company Services Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund), and M3Sixty Administration, LLC, as Administrator.[14]

(h)(4)

Amended and Restated Investment Company Services Agreement between the Registrant, on behalf of the Crow Point Funds, the RVX Emerging Markets Equity Fund, and the Midwood Long/Short Equity Fund (the “Crow Point Combined Funds”) and M3Sixty Administration, LLC, as Administrator.[37]

(h)(5)	Fund CCO Service Agreement between the Registrant, on behalf of the Crow Point Combined Funds, and M3Sixty Administration, LLC, as Administrator. [34]

(h)(6)	Amended Schedule A to Fund CCO Service Agreement between the Registrant, on behalf of the Crow Point Combined Funds, and M3Sixty Administration, LLC, as Administrator.[37]

(h)(7)	Amended Expense Limitation Agreement between the Registrant, on behalf of the Stringer Funds, and Stringer Asset Management, LLC, as Adviser.[15]
(h)(8)	Expense Limitation Agreement between the Registrant, on behalf of the IMS Funds, and IMS Capital Management, Inc., as Adviser.[9]
(h)(9)

Expense Limitation Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund), and FinTrust Capital Advisors, LLC, as Adviser.[31]

(h)(10)	Expense Limitation Agreement between the Registrant, on behalf of the Crow Point Funds, and Crow Point Partners, LLC, as Adviser.[27]
(h)(11)	Amended Schedule A to Expense Limitation Agreement between the Registrant, on behalf of the Crow Point Combined Funds, and Crow Point Partners, LLC, as Adviser.[37]
(h)(12)	Expense Limitation Agreement between the Registrant, on behalf of the Midwood Long/Short Equity Fund, and Crow Point Partners, LLC, as Adviser.[37]
(i)(1)	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Stringer Growth Fund.[5]
(i)(2)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the Stringer Moderate Growth Fund.[10]
(i)(3)	Consent of Practus, LLP with respect to the Stringer Growth Fund.[35]

(i)(4)	Consent of Practus, LLP with respect to the IMS Funds.[36]
(i)(5)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the IMS Funds.[8]
(i)(6)	Consent of Practus, LLP with respect to the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund).[34]
(i)(7)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Crow Point Alternative Income Fund.[16]
(i)(8)

Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. regarding tax matters for the reorganization of the Crow Point Alternative Income Fund from the Northern Lights Funds Trust into the Registrant.[20]

(i)(9)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the EAS Crow Point Alternatives Fund.[18]
(i)(10)

Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc regarding tax matters for the reorganization of the EAS Crow Point Alternatives Fund from the Northern Lights Funds Trust into the Registrant.[20]

(i)(11)

Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. regarding tax matters for the reorganization of the Crow Point Defined Risk Global Equity Income Fund from the Northern Lights Funds Trust II into the Registrant.[20]

(i)(12)	Consent of Practus, LLP with respect to the Crow Point Combined Funds.[32]
(i)(13)	Opinion and Consent of Practus, LLP with respect to the Midwood Long/Short Equity Fund.[37]
(j)(1)	Consent of Independent Registered Public Accounting Firm with respect to the Stringer Growth Fund.[35]
(j)(2)	Consent of Independent Registered Public Accounting Firm with respect to the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund).[34]
(j)(3)	Consent of Independent Registered Public Accounting Firm with respect to the IMS Funds.[36]
(j)(4)	Consent of Independent Registered Public Accounting Firm with respect to the Crow Point Combined Funds.[32]
(j)(5)	Consent of Independent Registered Public Accounting Firm with respect to Midwood Capital Partners, L.P.[37]
(j)(6)	Consent of Independent Registered Public Accounting Firm with respect to Midwood Capital Partners, L.P.[37]
(k)	Not applicable.
(l)	Initial Subscription Agreement.[2]
(m)(1)	Distribution Plan under Rule 12b-1 for the Stringer Funds.[10]

(m)(2)	Distribution Plan under Rule 12b-1 for the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund).[11]
(m)(3)	Distribution Plan under Rule 12b-1 for the Crow Point Funds.[23]
(m)(4)	Distribution Plan under Rule 12b-1 for the RVX Emerging Markets Equity Fund.[31]
(m)(5)	Distribution Plan under Rule 12b-1 for the Crow Point Global Tactical Allocation Fund (formerly known as the Crow Point Defined Risk Global Equity Income Fund).[31]
(m)(6)	Distribution Plan under Rule 12b-1 for the Midwood Long/Short Equity Fund.[37]
(n)(1)	Rule 18f-3 Plan for the Stringer Funds.[10]
(n)(2)	Rule 18f-3 Plan for the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund).[11]
(n)(3)	Rule 18f-3 Plan for the Crow Point Funds.[23]
(n)(4)	Rule 18f-3 Plan for the RVX Emerging Markets Equity Fund.[27]
(n)(5)	Rule 18f-3 Plan for the Midwood Long/Short Equity Fund.[37]
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.[4]
(p)(2)	Code of Ethics for Stringer Asset Management, LLC.[12]
(p)(3)	Code of Ethics for IMS Capital Management, Inc.[35]
(p)(4)	Code of Ethics for FinTrust Capital Advisors LLC.[31]
(p)(5)	Code of Ethics for Crow Point Partners, LLC.[23]
(p)(6)	Code of Ethics for RVX Asset Management LLC.[34]
(p)(7)	Code of Ethics for Winthrop Capital Management, LLC.[35]
(p)(8)	Code of Ethics for Midwood Capital Management LLC.[37]
(p)(9)	Code of Ethics for the Distributor.[14]
(q)	Copy of Powers of Attorney.[30]

1.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed March 14, 2005.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed June 13, 2005.
3.	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed August 21, 2008.
4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed August 26, 2011.
5.	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed March 27, 2013.

6.	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed October 10, 2013
7	Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed March 14, 2014.
8.	Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed June 20, 2014.
9.	Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed October 31, 2014.
10.	Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed March 26, 2015.
11.	Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed December 21, 2015.
12.	Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2016.
13.	Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A filed December 30, 2016.
14.	Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2017.
15.	Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed June 16, 2017.
16.	Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed October 6, 2017.
17.	Incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed October 6, 2017.
18.	Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed October 13, 2017.
19.	Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed October 30, 2017.
20.	Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A filed December 4, 2017.
21.	Incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A filed December 13, 2017.
22	Incorporated herein by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A filed December 29, 2017.
23.	Incorporated herein by reference to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A filed January 29, 2018.
24.	Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2018.
25.	Incorporated herein by reference to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2018.
26.	Incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A filed July 3, 2018.
27.	Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A filed August 28, 2018.
28.	Incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed September 7, 2018.
29.	Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A filed September 28, 2018.
30.	Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A filed October 29, 2018.
31.	Incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A filed November 6, 2018.

32.	Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A filed January 28, 2019.
33.	Incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A filed February 28, 2019.
34.	Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A filed March 29, 2019.
35.	Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2019.
36.	Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A filed October 28, 2019.
37.	Filed herewith.
38.	To be filed by Amendment.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Advisers

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s Form ADV listed opposite such investment adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser	Form ADV File No.
Stringer Asset Management, LLC	801-77536
IMS Capital Management, Inc.	801-33939
FinTrust Capital Advisors, LLC	801-68568
Crow Point Partners, LLC	801-67184
RVX Asset Management LLC	801-107281
Midwood Capital Management LLC	801-78736

ITEM 32.	Principal Underwriter

(a)	The principal underwriter and distributor for the Registrant is Matrix 360 Distributors, LLC. To the best of the Registrant’s knowledge, Matrix 360 Distributors, LLC also acts as principal underwriter to Amidex Israel35 and WP Trust.

(b)	To the best of the Registrant’s knowledge, the table below provides information for each director, officer or partner of Matrix 360 Distributors, LLC, the principal underwriter of the Registrant:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Brandon J. Byrd	Chief Executive Officer	Vice President, Anti-Money Laundering Officer and Assistant Secretary
Stephen R. Roberts	Chief Compliance Officer	None
Ted L. Akins	Chief Operating Officer	Assistant Secretary

*	The address of Matrix 360 Distributors, LLC and each of the above-named persons is 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205.

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as Administrator and Transfer Agent).

b)	Matrix 360 Distributors, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as Principal Underwriter).

c)	Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as Custodian for the Stringer Funds, FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund), Crow Point Funds, RVX Emerging Markets Equity Fund and Midwood Long/Short Equity Fund).

e)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its function as Custodian for the IMS Funds).

f)	Stringer Asset Management, LLC, 5050 Poplar Ave, Suite 1103, Memphis, Tennessee 38157 (records relating to its function as investment adviser to the Stringer Funds).

g)	IMS Capital Management, Inc., 8995 SE Otty Road, Portland, Oregon 97086 (records related to its function as investment adviser to the IMS Funds.)

h)	FinTrust Capital Advisors, LLC, 124 Verdae Boulevard, Suite 504, Greenville, SC 29607 (records relating to its function as investment adviser to the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund).

i)	Crow Point Partners, LLC, 280 Summer Street, Suite M1, Boston, Massachusetts 02210 (records relating to its function as investment adviser to the Crow Point Funds).

j)	RVX Asset Management LLC, 20900 NE 30th Street, Suite 402, Aventura, Florida (records relating to its function as investment sub-adviser to RVX Emerging Markets Equity Fund).

l)	Winthrop Capital Management, LLC 20 East 91st Street, Suite 200, Indianapolis, Indiana 46240 (records relating to its function as investment sub-adviser to the Crow Point Alternative Income Fund).

m)	Midwood Capital Management LLC 280 Summer Street, Suite M1, Boston, Massachusetts 02210 (records relating to its function as investment sub-adviser to the Midwood Long/Short Equity Fund).

ITEM 34.	Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form N-1A.

ITEM 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 136 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fairway, and State of Kansas, on this 2nd day of January, 2020.

360 Funds

By:	/s/ Randall K. Linscott
Randall K. Linscott, President, Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		January 2, 2020
Gary W. DiCenzo, Trustee		Date
*		January 2, 2020
Arthur Q. Falk, Trustee		Date
*		January 2, 2020
Steven D. Poppen, Trustee		Date

*		January 2, 2020
Thomas J. Schmidt, Trustee		Date

*		January 2, 2020
Tom M. Wirtshafter, Trustee		Date
/s/ Randall K. Linscott		January 2, 2020
Randall K. Linscott, Trustee, President and Principal Executive Officer		Date
/s/ Larry E. Beaver, Jr.		January 2, 2020
Larry E. Beaver, Jr., Assistant Treasurer and Acting Principal Financial Officer		Date
* By:	/s/ Randall K. Linscott	January 2, 2020
Randall K. Linscott, Attorney-in-Fact		Date

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBIT INDEX

(d)(11)	Form of Investment Advisory Agreement
(d)(12)	Form of Investment Sub-Advisory Agreement
(e)(6)	Form of Distribution Agreement
(h)(4)	Amended and Restated Investment Company Services Agreement
(h)(6)	Amended Schedule A to Fund CCO Service Agreement
(h)(11)	Form of Expense Limitation Agreement
(i)(13)	Opinion and Consent of Practus, LLP with respect to the Midwood Long/Short Equity Fund
(j)(5)	Consent of Richey May & Co. as Independent Registered Public Accounting Firm
(j)(6)	Consent of KPMG, LLP as Independent Registered Public Accounting Firm
(m)(6)	Distribution Plan under Rule 12b-1 for the Midwood Long/Short Equity Fund
(n)(5)	Rule 18f-3 Plan for the Midwood Long/Short Equity Fund
(p)(8)	Code of Ethics for Midwood Capital Management LLC